THE ALGER FUNDS
QUARTERLY REPORT
July 31, 2026 (UNAUDITED)

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.6%
ADVERTISING & MARKETING—1.4%
AppLovin Corp., Cl. A*	99,963	$ 39,575,352
AEROSPACE & DEFENSE—0.8%
HEICO Corp.	25,348	9,033,013
HEICO Corp., Cl. A	51,989	13,375,730

		22,408,743
APPLICATION SOFTWARE—0.8%
Shopify, Inc., Cl. A*	75,686	8,866,615
Veeva Systems, Inc., Cl. A*	67,590	13,773,490

		22,640,105
ASSET MANAGEMENT—1.3%
IREN Ltd.*	471,259	17,342,331
Robinhood Markets, Inc., Cl. A*	215,464	18,650,564

		35,992,895
AUTOMOTIVE—1.9%
Tesla, Inc.*	166,005	51,662,416
BIOTECHNOLOGY & PHARMACEUTICALS—5.4%
Abivax SA ADR*	208,404	26,033,828
Arrowhead Pharmaceuticals, Inc.*	274,872	23,267,915
Ascendis Pharma A/S*	17,073	4,164,276
Biogen, Inc.*	72,954	14,806,014
Cogent Biosciences, Inc.*	78,313	3,048,725
Dianthus Therapeutics, Inc.*	91,426	9,775,268
Eli Lilly & Co.	9,000	10,339,560
Merck & Co., Inc.	146,052	19,015,970
Novo Nordisk A/S, Cl. B ADR	452,764	21,316,129
Revolution Medicines, Inc.*	42,736	8,014,282
Roivant Sciences Ltd.*	222,351	7,539,922

		147,321,889
CABLE & SATELLITE—1.2%
Space Exploration Technologies Corp., Cl. A*	304,187	32,964,745
COMMERCIAL SUPPORT SERVICES—0.9%
GFL Environmental, Inc.	574,011	23,718,135
E-COMMERCE DISCRETIONARY—5.8%
Amazon.com, Inc.*	446,807	121,343,845
MercadoLibre, Inc.*	7,482	14,050,822
Sea Ltd., Cl. A ADR*	235,896	25,179,539

		160,574,206
ELECTRIC UTILITIES—1.8%
Talen Energy Corp.*	144,422	48,251,390
ELECTRICAL EQUIPMENT—2.1%
Bloom Energy Corp., Cl. A*	22,241	4,577,420
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.6% (CONT.)
ELECTRICAL EQUIPMENT—2.1% (CONT.)
Forgent Power Solutions, Inc., Cl. A*	455,086	$ 15,140,712
GE Vernova, Inc.	25,728	25,478,181
Vertiv Holdings Co., Cl. A	49,623	11,987,428

		57,183,741
ENTERTAINMENT CONTENT—1.0%
Netflix, Inc.*	99,467	7,132,779
Roku, Inc., Cl. A*	140,545	20,380,430

		27,513,209
HEALTH CARE FACILITIES & SERVICES—1.0%
Cardinal Health, Inc.	49,528	11,392,926
UnitedHealth Group, Inc.	38,869	16,107,313

		27,500,239
HOME & OFFICE PRODUCTS—0.1%
SharkNinja, Inc.*	24,356	3,940,070
INFRASTRUCTURE SOFTWARE—15.3%
Cloudflare, Inc., Cl. A*	30,091	8,394,787
Microsoft Corp.	569,593	264,701,259
MongoDB, Inc., Cl. A*	11,620	3,921,518
Nebius Group NV, Cl. A*	496,775	94,590,928
ServiceNow, Inc.*	114,621	12,749,294
Snowflake, Inc.*	87,734	25,730,627
Twilio, Inc., Cl. A*	57,038	11,256,449

		421,344,862
INTERNET MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C	404,337	144,206,791
Anthropic PBC, Series G(a),*,@	29,991	17,664,699
Meta Platforms, Inc., Cl. A	177,648	98,898,418
Reddit, Inc., Cl. A*	19,588	2,755,444

		263,525,352
MEDICAL EQUIPMENT & DEVICES—2.1%
Intuitive Surgical, Inc.*	3,838	1,356,081
Natera, Inc.*	118,627	31,763,565
Repligen Corp.*	42,736	6,026,203
Thermo Fisher Scientific, Inc.	34,396	19,753,623

		58,899,472
METALS & MINING—0.3%
Cameco Corp.	23,937	2,067,678
Freeport-McMoRan, Inc.	108,185	6,775,627

		8,843,305
RENEWABLE ENERGY—0.3%
SOLV Energy, Inc., Cl. A*	243,052	6,909,968
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.6% (CONT.)
RETAIL - CONSUMER STAPLES—0.1%
Walmart, Inc.	28,041	$ 3,118,159
RETAIL - DISCRETIONARY—0.9%
QXO, Inc.*	1,797,000	23,900,100
SEMICONDUCTOR MANUFACTURING—5.2%
GlobalFoundries, Inc.	175,761	8,786,293
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	331,381	133,960,769

		142,747,062
SEMICONDUCTOR DEVICES—20.0%
Advanced Micro Devices, Inc.*	70,158	33,405,732
Astera Labs, Inc.*	114,824	35,736,673
Broadcom, Inc.	213,148	82,974,253
Micron Technology, Inc.	41,768	34,376,317
NVIDIA Corp.	1,749,837	351,279,778
SK hynix, Inc.	11,544	13,110,010

		550,882,763
SPECIALTY FINANCE—1.2%
Figure Technology Solutions, Inc., Cl. A*	419,047	10,438,461
Rocket Cos., Inc., Cl. A*	405,803	5,234,859
S&P Global, Inc.	14,583	6,007,175
Visa, Inc., Cl. A	29,315	10,733,101

		32,413,596
TECHNOLOGY HARDWARE—12.1%
Apple, Inc.	534,976	165,259,436
Lumentum Holdings, Inc.*	27,533	19,656,910
Nokia Oyj ADR	759,781	6,944,399
Seagate Technology Holdings PLC	20,032	17,149,996
Western Digital Corp.	229,775	125,190,611

		334,201,352
TOTAL COMMON STOCKS (Cost $1,054,800,449)		2,548,033,126
PREFERRED STOCKS—4.2%
APPLICATION SOFTWARE—2.8%
Databricks, Inc., Series J(a),*,@	217,533	52,362,368
Databricks, Inc., Series L(a),*,@	15,245	3,669,624
Open AI Group PBC, Series C(a),*,@	7,830	5,384,588
SB Technology, Inc., Series E(a),*,@	331,992	11,964,992
SB Technology, Inc., Series F(a),*,@	116,082	4,803,473

		78,185,045
MACHINERY—1.4%
Apptronik, Inc., Series A-X1(a),*,@	188,128	6,934,398
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—4.2% (CONT.)
MACHINERY—1.4% (CONT.)
Figure AI, Inc., Series C(a),*,@	155,308	$ 30,263,317

		37,197,715
TOTAL PREFERRED STOCKS (Cost $76,145,517)		115,382,760
REAL ESTATE INVESTMENT TRUSTS—0.3%
REIT—0.3%
Welltower, Inc.	36,536	8,565,500
(Cost $7,435,426)		8,565,500
SPECIAL PURPOSE VEHICLES—3.0%
AEROSPACE & DEFENSE—0.4%
Disruptive Technology Solutions LVI, LLC (investing in Helsing GmbH Series E preferred shares)(a),*,@		10,208,400
APPLICATION SOFTWARE—0.9%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		24,258,760
INTERNET MEDIA & SERVICES—1.7%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2, and C preferred shares)(a),*,@		46,870,984
TOTAL SPECIAL PURPOSE VEHICLES (Cost $67,369,482)		81,338,144

Total Investments (Cost $1,205,750,874)	100.1%	$2,753,319,530
Affiliated Securities (Cost $24,573,626)		24,258,760
Unaffiliated Securities (Cost $1,181,177,248)		2,729,060,770
Liabilities in Excess of Other Assets	(0.1)%	(2,434,754)
NET ASSETS	100.0%	$2,750,884,776

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$24,573,626	$24,258,760	0.9%
Anthropic PBC, Series G	3/31/26	7,771,760	17,664,699	0.6%
Apptronik, Inc., Series A-X1	1/29/26	6,954,565	6,934,398	0.3%
Databricks, Inc., Series J	12/17/24	20,121,803	52,362,368	1.9%
Databricks, Inc., Series L	12/16/25	2,896,550	3,669,624	0.1%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	32,255,683	46,870,984	1.7%
Disruptive Technology Solutions LVI, LLC	7/2/26	10,540,173	10,208,400	0.4%
Figure AI, Inc., Series C	11/18/25, 6/10/26	30,274,437	30,263,317	1.1%
Open AI Group PBC, Series C	3/31/26	5,384,589	5,384,588	0.2%
SB Technology, Inc., Series E	10/23/24	5,713,582	11,964,992	0.4%
SB Technology, Inc., Series F	5/22/26	4,799,991	4,803,473	0.2%
Total		$151,286,759	$214,385,603	7.8%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.1%
ADVERTISING & MARKETING—2.2%
AppLovin Corp., Cl. A*	515	$ 203,888
AEROSPACE & DEFENSE—2.2%
HEICO Corp., Cl. A	779	200,421
AUTOMOTIVE—2.6%
Tesla, Inc.*	752	234,030
BIOTECHNOLOGY & PHARMACEUTICALS—3.6%
Eli Lilly & Co.	146	167,731
Novo Nordisk A/S, Cl. B ADR	3,365	158,424

		326,155
CABLE & SATELLITE—0.4%
Space Exploration Technologies Corp., Cl. A*	314	34,028
COMMERCIAL SUPPORT SERVICES—1.3%
GFL Environmental, Inc.	2,876	118,836
E-COMMERCE DISCRETIONARY—4.2%
Amazon.com, Inc.*	482	130,902
Sea Ltd., Cl. A ADR*	2,325	248,170

		379,072
ELECTRIC UTILITIES—3.1%
Talen Energy Corp.*	849	283,651
ELECTRICAL EQUIPMENT—2.8%
GE Vernova, Inc.	257	254,505
INFRASTRUCTURE SOFTWARE—12.0%
Microsoft Corp.	1,539	715,204
Nebius Group NV, Cl. A*	2,000	380,820

		1,096,024
INTERNET MEDIA & SERVICES—14.3%
Alphabet, Inc., Cl. C	1,603	571,710
Anthropic PBC, Series G(a),*,@	758	446,462
Meta Platforms, Inc., Cl. A	524	291,716

		1,309,888
MEDICAL EQUIPMENT & DEVICES—1.6%
Natera, Inc.*	542	145,126
RETAIL - DISCRETIONARY—2.4%
QXO, Inc.*	16,782	223,201
SEMICONDUCTOR MANUFACTURING—5.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,269	512,993
SEMICONDUCTOR DEVICES—24.3%
Advanced Micro Devices, Inc.*	247	117,609
Astera Labs, Inc.*	366	113,910
Broadcom, Inc.	1,220	474,921
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.1% (CONT.)
SEMICONDUCTOR DEVICES—24.3% (CONT.)
Micron Technology, Inc.	288	$ 237,033
NVIDIA Corp.	6,357	1,276,168

		2,219,641
SPECIALTY FINANCE—1.5%
Figure Technology Solutions, Inc., Cl. A*	3,494	87,036
Rocket Cos., Inc., Cl. A*	4,179	53,909

		140,945
TECHNOLOGY HARDWARE—10.0%
Apple, Inc.	1,520	469,543
Western Digital Corp.	823	448,404

		917,947
TOTAL COMMON STOCKS (Cost $5,778,470)		8,600,351
PREFERRED STOCKS—4.5%
MACHINERY—4.5%
Figure AI, Inc., Series C(a),*,@	2,087	406,673
(Cost $406,822)		406,673
SPECIAL PURPOSE VEHICLES—1.6%
APPLICATION SOFTWARE—1.6%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		146,416
(Cost $148,317)		146,416
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c)	7,517	7,517
(Cost $7,517)		7,517

Total Investments (Cost $6,341,126)	100.3%	$9,160,957
Affiliated Securities (Cost $148,317)		146,416
Unaffiliated Securities (Cost $6,192,809)		9,014,541
Liabilities in Excess of Other Assets	(0.3)%	(24,223)
NET ASSETS	100.0%	$9,136,734

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$148,317	$146,416	1.6%
Anthropic PBC, Series G	3/31/26	196,425	446,462	4.9%
Figure AI, Inc., Series C	6/10/26	406,822	406,673	4.5%
Total		$751,564	$999,551	11.0%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.8%
AEROSPACE & DEFENSE—1.0%
Honeywell Aerospace, Inc.*	21,931	$ 4,534,015
TransDigm Group, Inc.	4,017	5,038,844

		9,572,859
APPLICATION SOFTWARE—0.7%
Adobe, Inc.*	12,098	3,029,460
Salesforce, Inc.	18,712	3,443,382

		6,472,842
ASSET MANAGEMENT—1.9%
Blackrock, Inc.	10,517	11,467,632
Blackstone, Inc.	57,718	7,373,474

		18,841,106
AUTOMOTIVE—0.4%
Ferrari NV	9,269	3,650,781
BANKING—5.3%
Bank of America Corp.	182,626	11,313,681
Fifth Third Bancorp	85,058	4,805,777
JPMorgan Chase & Co.	100,117	35,220,159

		51,339,617
BEVERAGES—1.6%
PepsiCo, Inc.	43,737	6,103,936
The Coca-Cola Co.	102,478	8,976,048

		15,079,984
BIOTECHNOLOGY & PHARMACEUTICALS—7.9%
AbbVie, Inc.	58,263	14,620,517
Amgen, Inc.	12,676	4,882,288
AstraZeneca PLC	30,717	5,210,832
Bristol-Myers Squibb Co.	68,178	4,452,705
Eli Lilly & Co.	8,511	9,777,777
Gilead Sciences, Inc.	24,850	3,235,719
Johnson & Johnson	60,538	15,518,916
Merck & Co., Inc.	65,040	8,468,208
Novartis AG ADR	26,696	4,168,581
Novo Nordisk A/S, Cl. B ADR	80,149	3,773,415
Pfizer, Inc.	108,194	2,705,932

		76,814,890
CABLE & SATELLITE—0.3%
Comcast Corp., Cl. A	121,494	2,910,996
CHEMICALS—1.4%
Air Products & Chemicals, Inc.	23,186	6,837,320
DuPont de Nemours, Inc.	51,770	7,092,490

		13,929,810
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.8% (CONT.)
E-COMMERCE DISCRETIONARY—3.1%
Amazon.com, Inc.*	109,621	$ 29,770,871
ELECTRIC UTILITIES—1.2%
Consolidated Edison, Inc.	32,131	3,497,460
NextEra Energy, Inc.	42,622	3,704,704
Sempra	45,544	4,032,921

		11,235,085
ELECTRICAL EQUIPMENT—2.8%
Eaton Corp. PLC	36,301	15,072,175
Honeywell International, Inc.	21,931	5,330,330
Johnson Controls International PLC	44,717	6,558,195

		26,960,700
HEALTH CARE FACILITIES & SERVICES—1.4%
Cardinal Health, Inc.	31,763	7,306,443
UnitedHealth Group, Inc.	15,963	6,615,067

		13,921,510
HOUSEHOLD PRODUCTS—0.8%
The Procter & Gamble Co.	54,460	7,868,925
INFRASTRUCTURE SOFTWARE—7.0%
Microsoft Corp.	139,506	64,831,228
Oracle Corp.	21,105	2,740,907

		67,572,135
INSTITUTIONAL FINANCIAL SERVICES—3.5%
CME Group, Inc., Cl. A	25,826	6,915,945
Morgan Stanley	127,955	26,924,291

		33,840,236
INSURANCE—0.6%
The Hartford Insurance Group, Inc.	41,032	5,822,851
INTERNET MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. A	124,348	44,284,053
Alphabet, Inc., Cl. C	97,044	34,610,743
Meta Platforms, Inc., Cl. A	34,081	18,973,233

		97,868,029
IT SERVICES—0.5%
Accenture PLC, Cl. A	14,679	2,435,539
International Business Machines Corp.	10,835	2,423,248

		4,858,787
LEISURE FACILITIES & SERVICES—0.9%
McDonald's Corp.	17,900	4,844,456
Starbucks Corp.	34,621	3,643,860

		8,488,316
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.8% (CONT.)
MEDICAL EQUIPMENT & DEVICES—0.3%
Medtronic PLC	35,903	$ 3,065,757
METALS & MINING—0.7%
Southern Copper Corp.	36,474	6,664,165
OIL & GAS SUPPLY CHAIN—3.9%
Chevron Corp.	59,457	11,702,921
ExxonMobil Holdings Corp.	101,770	15,819,129
ONEOK, Inc.	44,669	4,056,392
TotalEnergies SE	70,891	6,228,483

		37,806,925
RETAIL - CONSUMER STAPLES—0.9%
Walmart, Inc.	81,152	9,024,102
RETAIL - DISCRETIONARY—2.5%
Best Buy Co., Inc.	37,090	3,199,384
Dick's Sporting Goods, Inc.	9,080	1,778,863
Ferguson Enterprises, Inc.	21,860	5,122,454
Gap, Inc.	148,922	2,991,843
The Home Depot, Inc.	34,869	11,575,113

		24,667,657
SEMICONDUCTOR MANUFACTURING—6.7%
KLA Corp.	267,812	48,961,390
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,571	16,400,827

		65,362,217
SEMICONDUCTOR DEVICES—8.1%
Broadcom, Inc.	158,266	61,609,789
NVIDIA Corp.	36,415	7,310,311
QUALCOMM, Inc.	63,712	9,404,528

		78,324,628
SPECIALTY FINANCE—1.4%
Visa, Inc., Cl. A	38,373	14,049,507
TECHNOLOGY HARDWARE—11.0%
Apple, Inc.	217,055	67,050,460
Cisco Systems, Inc.	101,373	11,758,254
Corning, Inc.	53,689	7,422,504
Dell Technologies, Inc., Cl. C	34,234	13,877,437
Garmin Ltd.	21,962	6,451,997

		106,560,652
TELECOMMUNICATIONS—0.6%
Verizon Communications, Inc.	120,905	5,659,563
TOBACCO & CANNABIS—1.2%
Altria Group, Inc.	81,018	5,535,960
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.8% (CONT.)
TOBACCO & CANNABIS—1.2% (CONT.)
Philip Morris International, Inc.	34,391	$ 6,562,491

		12,098,451
TRANSPORTATION & LOGISTICS—0.8%
Union Pacific Corp.	27,019	7,893,060
WHOLESALE - CONSUMER STAPLES—0.3%
Sysco Corp.	36,038	3,071,879
TOTAL COMMON STOCKS (Cost $440,675,532)		881,068,893
MASTER LIMITED PARTNERSHIPS—0.3%
OIL & GAS SUPPLY CHAIN—0.3%
Cheniere Energy Partners LP	46,569	3,068,897
(Cost $1,747,632)		3,068,897
REAL ESTATE INVESTMENT TRUSTS—2.9%
REIT—2.9%
Crown Castle, Inc.	41,432	3,161,262
Lamar Advertising Co., Cl. A	32,812	5,248,608
Prologis, Inc.	19,740	2,854,601
Simon Property Group, Inc.	29,337	6,729,028
Welltower, Inc.	42,885	10,053,959
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,714,925)		28,047,458
SHORT-TERM SECURITIES—6.0%
MONEY MARKET FUNDS—6.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(a)	58,423,974	58,423,974
(Cost $58,423,974)		58,423,974

Total Investments (Cost $518,562,063)	100.0%	$970,609,222
Unaffiliated Securities (Cost $518,562,063)		970,609,222
Other Assets in Excess of Liabilities	0.0%	291,015
NET ASSETS	100.0%	$970,900,237

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.0%
ADVERTISING & MARKETING—2.0%
AppLovin Corp., Cl. A*	2,387	$ 945,013
APPLICATION SOFTWARE—1.1%
HubSpot, Inc.*	2,091	496,320
BIOTECHNOLOGY & PHARMACEUTICALS—7.7%
Abivax SA ADR*	6,790	848,207
Eli Lilly & Co.	809	929,411
Forte Biosciences, Inc.*	11,657	892,926
Novo Nordisk A/S, Cl. B ADR	19,497	917,919

		3,588,463
E-COMMERCE DISCRETIONARY—8.1%
Amazon.com, Inc.*	11,441	3,107,147
MercadoLibre, Inc.*	354	664,794

		3,771,941
ELECTRIC UTILITIES—3.3%
Fervo Energy Co., Cl. A*	44,763	1,008,958
Talen Energy Corp.*	1,599	534,226

		1,543,184
ELECTRICAL EQUIPMENT—2.2%
GE Vernova, Inc.	1,054	1,043,766
INFRASTRUCTURE SOFTWARE—21.6%
Crowdstrike Holdings, Inc., Cl. A*	4,472	853,526
Microsoft Corp.	5,246	2,437,921
MongoDB, Inc., Cl. A*	3,471	1,171,393
Nebius Group NV, Cl. A*	19,071	3,631,309
Snowflake, Inc.*	3,372	988,940
Twilio, Inc., Cl. A*	4,826	952,411

		10,035,500
INSTITUTIONAL FINANCIAL SERVICES—1.9%
Goldman Sachs Group, Inc.	854	869,697
INTERNET MEDIA & SERVICES—16.7%
Alphabet, Inc., Cl. A	8,828	3,143,916
Anthropic PBC, Series G(a),*,@	2,370	1,395,930
Match Group, Inc.	23,176	913,366
Meta Platforms, Inc., Cl. A	2,557	1,423,507
Spotify Technology SA*	1,832	915,890

		7,792,609
MEDICAL EQUIPMENT & DEVICES—4.3%
Natera, Inc.*	2,954	790,963
Thermo Fisher Scientific, Inc.	2,109	1,211,199

		2,002,162
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.0% (CONT.)
SEMICONDUCTOR MANUFACTURING—2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,388	$ 1,369,599
SEMICONDUCTOR DEVICES—13.5%
Astera Labs, Inc.*	4,781	1,487,991
NVIDIA Corp.	23,918	4,801,538

		6,289,529
TECHNOLOGY HARDWARE—8.7%
Lumentum Holdings, Inc.*	1,320	942,401
Western Digital Corp.	5,717	3,114,850

		4,057,251
TOTAL COMMON STOCKS (Cost $27,482,453)		43,805,034
PREFERRED STOCKS—4.3%
APPLICATION SOFTWARE—2.8%
Open AI Group PBC, Series C(a),*,@	283	194,615
SB Technology, Inc., Series E(a),*,@	30,534	1,100,445

		1,295,060
MEDICAL EQUIPMENT & DEVICES—1.5%
Impulse Dynamics PLC, Series F-3(a),*,@	10,403,925	686,659
TOTAL PREFERRED STOCKS (Cost $1,264,404)		1,981,719
SPECIAL PURPOSE VEHICLES—0.8%
APPLICATION SOFTWARE—0.8%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		388,111
(Cost $393,148)		388,111
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.0%
MONEY MARKET FUNDS—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c)	465,401	$ 465,401
(Cost $465,401)		465,401

Total Investments (Cost $29,605,406)	100.1%	$46,640,265
Affiliated Securities (Cost $393,148)		388,111
Unaffiliated Securities (Cost $29,212,258)		46,252,154
Liabilities in Excess of Other Assets	(0.1)%	(52,614)
NET ASSETS	100.0%	$46,587,651

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$393,148	$388,111	0.8%
Anthropic PBC, Series G	3/31/26	614,153	1,395,930	3.0%
Impulse Dynamics PLC, Series F-3	2/5/24	544,299	686,659	1.5%
Open AI Group PBC, Series C	3/31/26	194,615	194,615	0.4%
SB Technology, Inc., Series E	10/23/24	525,490	1,100,445	2.4%
Total		$2,271,705	$3,765,760	8.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—84.1%
AEROSPACE & DEFENSE—10.8%
Axon Enterprise, Inc.*	16,414	$ 8,662,653
FTAI Aviation Ltd.	35,152	7,241,312
HEICO Corp.	21,297	7,589,399
Howmet Aerospace, Inc.	30,651	8,651,551
Rocket Lab Corp.*	55,142	3,581,473

		35,726,388
APPAREL & TEXTILE PRODUCTS—1.1%
Tapestry, Inc.	23,775	3,622,597
APPLICATION SOFTWARE—2.9%
Guidewire Software, Inc.*	26,551	4,034,159
Synopsys, Inc.*	14,372	5,587,259

		9,621,418
ASSET MANAGEMENT—2.4%
Robinhood Markets, Inc., Cl. A*	93,065	8,055,706
BIOTECHNOLOGY & PHARMACEUTICALS—7.8%
Abivax SA ADR*	46,430	5,800,036
Arrowhead Pharmaceuticals, Inc.*	78,483	6,643,586
Biogen, Inc.*	34,390	6,979,450
Insmed, Inc.*	28,903	2,849,836
Revolution Medicines, Inc.*	19,682	3,690,965

		25,963,873
CONSTRUCTION MATERIALS—0.9%
Martin Marietta Materials, Inc.	5,419	2,845,734
ELECTRIC UTILITIES—2.1%
Talen Energy Corp.*	11,285	3,770,319
Vistra Corp.	22,196	3,289,225

		7,059,544
ELECTRICAL EQUIPMENT—4.9%
Amphenol Corp., Cl. A	38,676	6,215,233
Forgent Power Solutions, Inc., Cl. A*	31,607	1,051,565
Modine Manufacturing Co.*	26,865	5,401,477
Vertiv Holdings Co., Cl. A	14,849	3,587,073

		16,255,348
ENGINEERING & CONSTRUCTION—3.3%
Comfort Systems USA, Inc.	6,238	10,789,806
INDUSTRIAL INTERMEDIATE PRODUCTION—2.8%
RBC Bearings, Inc.*	16,834	9,280,752
INFRASTRUCTURE SOFTWARE—11.0%
Cloudflare, Inc., Cl. A*	46,984	13,107,596
MongoDB, Inc., Cl. A*	15,107	5,098,310
Nebius Group NV, Cl. A*	33,218	6,325,039
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—84.1% (CONT.)
INFRASTRUCTURE SOFTWARE—11.0% (CONT.)
Snowflake, Inc.*	24,234	$ 7,107,348
Twilio, Inc., Cl. A*	25,273	4,987,627

		36,625,920
INTERNET MEDIA & SERVICES—1.1%
Spotify Technology SA*	7,507	3,753,050
LEISURE FACILITIES & SERVICES—2.3%
Viking Holdings Ltd.*	71,357	7,446,103
MEDICAL EQUIPMENT & DEVICES—18.4%
DexCom, Inc.*	66,648	5,561,776
Guardant Health, Inc.*	55,704	9,023,491
IDEXX Laboratories, Inc.*	9,193	5,139,530
Natera, Inc.*	40,409	10,819,914
Repligen Corp.*	72,429	10,213,213
Twist Bioscience Corp.*	141,711	12,973,642
West Pharmaceutical Services, Inc.	21,818	7,439,065

		61,170,631
RETAIL - DISCRETIONARY—1.8%
Carvana Co.*	44,802	2,793,853
QXO, Inc.*	247,370	3,290,021

		6,083,874
SEMICONDUCTOR DEVICES—4.8%
Astera Labs, Inc.*	16,254	5,058,732
MediaTek, Inc.	25,295	2,694,619
Monolithic Power Systems, Inc.	5,830	8,313,755

		16,067,106
SPECIALTY FINANCE—0.8%
MSCI, Inc., Cl. A	4,761	2,724,435
TECHNOLOGY HARDWARE—3.6%
Lumentum Holdings, Inc.*	4,965	3,544,712
Western Digital Corp.	15,219	8,291,920

		11,836,632
TRANSPORTATION & LOGISTICS—1.3%
Saia, Inc.*	12,646	4,396,129
TOTAL COMMON STOCKS (Cost $202,132,689)		279,325,046
PREFERRED STOCKS—8.1%
APPLICATION SOFTWARE—8.1%
Databricks, Inc., Series J(a),*,@	54,295	13,069,349
Databricks, Inc., Series K(a),*,@	16,310	3,925,980
Databricks, Inc., Series L(a),*,@	5,080	1,222,807
SB Technology, Inc., Series E(a),*,@	188,526	6,794,477
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—8.1% (CONT.)
APPLICATION SOFTWARE—8.1% (CONT.)
SB Technology, Inc., Series F(a),*,@	44,300	$ 1,833,134

(Cost $13,510,325)		26,845,747
SPECIAL PURPOSE VEHICLES—1.5%
AEROSPACE & DEFENSE—0.5%
Disruptive Technology Solutions LVI, LLC (investing in Helsing GmbH Series E preferred shares)(a),*,@		1,717,000
INTERNET MEDIA & SERVICES—1.0%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series C preferred shares)(a),*,@		3,227,062
TOTAL SPECIAL PURPOSE VEHICLES (Cost $5,104,744)		4,944,062
SHORT-TERM SECURITIES—5.8%
MONEY MARKET FUNDS—5.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(b)	19,181,481	19,181,481
(Cost $19,181,481)		19,181,481

Total Investments (Cost $239,929,239)	99.5%	$330,296,336
Unaffiliated Securities (Cost $239,929,239)		330,296,336
Other Assets in Excess of Liabilities	0.5%	1,682,868
NET ASSETS	100.0%	$331,979,204

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
Databricks, Inc., Series J	12/17/24	$5,022,288	$13,069,349	3.9%
Databricks, Inc., Series K	9/8/25	2,446,500	3,925,980	1.2%
Databricks, Inc., Series L	12/16/25	965,200	1,222,807	0.4%
Disruptive Technology Solutions LI, LLC	4/28/26	3,331,941	3,227,062	1.0%
Disruptive Technology Solutions LVI, LLC	7/2/26	1,772,803	1,717,000	0.5%
SB Technology, Inc., Series E	10/23/24, 12/18/24	3,244,532	6,794,477	2.0%
SB Technology, Inc., Series F	5/22/26	1,831,805	1,833,134	0.6%
Total		$18,615,069	$31,789,809	9.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.7%
AEROSPACE & DEFENSE—6.0%
Axon Enterprise, Inc.*	8,989	$ 4,744,035
FTAI Aviation Ltd.	27,369	5,638,014
HEICO Corp.	15,047	5,362,149
Karman Holdings, Inc.*	14,963	720,468
Rocket Lab Corp.*	19,132	1,242,623

		17,707,289
APPLICATION SOFTWARE—3.5%
Guidewire Software, Inc.*	34,820	5,290,551
The Descartes Systems Group, Inc.*	67,311	5,055,107

		10,345,658
ASSET MANAGEMENT—4.8%
Ares Management Corp., Cl. A	43,954	5,630,068
IREN Ltd.*	54,194	1,994,339
Robinhood Markets, Inc., Cl. A*	75,630	6,546,533

		14,170,940
BEVERAGES—1.6%
Celsius Holdings, Inc.*	160,862	4,698,779
BIOTECHNOLOGY & PHARMACEUTICALS—2.6%
Abivax SA ADR*	34,217	4,274,387
Arrowhead Pharmaceuticals, Inc.*	19,838	1,679,287
Vaxcyte, Inc.*	29,188	1,578,487

		7,532,161
COMMERCIAL SUPPORT SERVICES—3.0%
GFL Environmental, Inc.	215,612	8,909,088
CONSTRUCTION MATERIALS—0.5%
Martin Marietta Materials, Inc.	2,811	1,476,169
ELECTRIC UTILITIES—3.0%
Talen Energy Corp.*	16,414	5,483,917
Vistra Corp.	22,727	3,367,914

		8,851,831
ELECTRICAL EQUIPMENT—4.8%
Amphenol Corp., Cl. A	27,292	4,385,825
Forgent Power Solutions, Inc., Cl. A*	47,357	1,575,567
Novanta, Inc.*	27,758	3,956,903
Vertiv Holdings Co., Cl. A	17,872	4,317,339

		14,235,634
ENGINEERING & CONSTRUCTION—2.9%
Comfort Systems USA, Inc.	4,920	8,510,075
HEALTH CARE FACILITIES & SERVICES—3.0%
Cardinal Health, Inc.	21,860	5,028,456
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.7% (CONT.)
HEALTH CARE FACILITIES & SERVICES—3.0% (CONT.)
Oscar Health, Inc., Cl. A*	120,164	$ 3,751,520

		8,779,976
HOUSEHOLD PRODUCTS—0.7%
e.l.f. Beauty, Inc.*	25,057	2,076,975
INDUSTRIAL INTERMEDIATE PRODUCTION—2.8%
RBC Bearings, Inc.*	15,013	8,276,817
INDUSTRIAL SUPPORT SERVICES—0.5%
EquipmentShare.com, Inc., Cl. A*	82,997	1,556,194
INFRASTRUCTURE SOFTWARE—12.7%
Cloudflare, Inc., Cl. A*	41,325	11,528,848
Datadog, Inc., Cl. A*	18,148	4,863,120
MongoDB, Inc., Cl. A*	12,023	4,057,522
Nebius Group NV, Cl. A*	20,928	3,984,900
Snowflake, Inc.*	28,975	8,497,788
Twilio, Inc., Cl. A*	22,553	4,450,835

		37,383,013
INSURANCE—1.6%
Intact Financial Corp.	13,248	2,601,214
Ryan Specialty Holdings, Inc., Cl. A	49,088	2,167,726

		4,768,940
INTERNET MEDIA & SERVICES—2.5%
Spotify Technology SA*	14,703	7,350,618
LEISURE FACILITIES & SERVICES—8.0%
Chipotle Mexican Grill, Inc.*	105,957	3,943,719
Hilton Worldwide Holdings, Inc.	19,938	6,389,930
TKO Group Holdings, Inc., Cl. A	28,398	5,163,040
Viking Holdings Ltd.*	76,160	7,947,296

		23,443,985
MEDICAL EQUIPMENT & DEVICES—9.6%
Guardant Health, Inc.*	23,388	3,788,622
IDEXX Laboratories, Inc.*	6,659	3,722,847
Natera, Inc.*	23,209	6,214,442
Repligen Corp.*	52,133	7,351,274
West Pharmaceutical Services, Inc.	20,853	7,110,039

		28,187,224
REAL ESTATE SERVICES—1.8%
CBRE Group, Inc., Cl. A*	35,923	5,273,856
RETAIL - DISCRETIONARY—7.2%
Burlington Stores, Inc.*	16,378	6,034,965
Carvana Co.*	72,475	4,519,541
O'Reilly Automotive, Inc.*	74,331	6,641,475
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.7% (CONT.)
RETAIL - DISCRETIONARY—7.2% (CONT.)
QXO, Inc.*	303,784	$ 4,040,327

		21,236,308
SEMICONDUCTOR MANUFACTURING—1.6%
Onto Innovation, Inc.*	4,103	1,060,954
Teradyne, Inc.	9,927	3,650,058

		4,711,012
SEMICONDUCTOR DEVICES—3.2%
Astera Labs, Inc.*	12,651	3,937,371
Monolithic Power Systems, Inc.	3,808	5,430,322

		9,367,693
SPECIALTY FINANCE—3.5%
Figure Technology Solutions, Inc., Cl. A*	45,384	1,130,516
Rocket Cos., Inc., Cl. A*	170,396	2,198,108
Verisk Analytics, Inc.	34,921	6,804,357

		10,132,981
TECHNOLOGY HARDWARE—2.4%
Lumentum Holdings, Inc.*	2,674	1,909,076
Western Digital Corp.	9,509	5,180,883

		7,089,959
TRANSPORTATION & LOGISTICS—0.9%
Saia, Inc.*	7,287	2,533,180
TOTAL COMMON STOCKS (Cost $220,576,320)		278,606,355
PREFERRED STOCKS—1.1%
APPLICATION SOFTWARE—0.7%
SB Technology, Inc., Series E(a),*,@	59,020	2,127,081
MACHINERY—0.4%
Apptronik, Inc., Series A-X1(a),*,@	15,970	588,654
Figure AI, Inc., Series C(a),*,@	3,326	648,104

		1,236,758
TOTAL PREFERRED STOCKS (Cost $2,254,443)		3,363,839
REAL ESTATE INVESTMENT TRUSTS—2.1%
REIT—2.1%
American Healthcare REIT, Inc.	112,049	6,229,925
(Cost $5,901,529)		6,229,925
RIGHTS—0.0%
BIOTECHNOLOGY & PHARMACEUTICALS—0.0%
Tolero CDR(a),*,@	590,059	—
(Cost $315,502)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—1.7%
AEROSPACE & DEFENSE—0.2%
Disruptive Technology Solutions LVI, LLC (investing in Helsing GmbH Series E preferred shares)(a),*,@		$ 753,500
APPLICATION SOFTWARE—0.5%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		1,375,777
INTERNET MEDIA & SERVICES—1.0%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2, and C preferred shares)(a),*,@		2,928,099
TOTAL SPECIAL PURPOSE VEHICLES (Cost $4,054,375)		5,057,376
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c)	1,461,878	1,461,878
(Cost $1,461,878)		1,461,878

Total Investments (Cost $234,564,047)	100.1%	$294,719,373
Affiliated Securities (Cost $1,393,634)		1,375,777
Unaffiliated Securities (Cost $233,170,413)		293,343,596
Liabilities in Excess of Other Assets	(0.1)%	(376,307)
NET ASSETS	100.0%	$294,343,066

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$1,393,634	$1,375,777	0.5%
Apptronik, Inc., Series A-X1	1/29/26	590,366	588,654	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	1,882,752	2,928,099	1.0%
Disruptive Technology Solutions LVI, LLC	7/2/26	777,989	753,500	0.2%
Figure AI, Inc., Series C	11/18/25	648,343	648,104	0.2%
SB Technology, Inc., Series E	10/23/24	1,015,734	2,127,081	0.7%
Tolero CDR	2/6/17	315,502	—	0.0%
Total		$6,624,320	$8,421,215	2.8%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.5%
AEROSPACE & DEFENSE—4.6%
AeroVironment, Inc.*	5,967	$ 891,291
Archer Aviation, Inc., Cl. A*	86,056	399,300
Astronics Corp.*	10,818	751,743
Astronics Corp., Cl. B*	2,163	149,290
FTAI Aviation Ltd.	12,877	2,652,662
Joby Aviation, Inc.*	265,366	1,897,367
Karman Holdings, Inc.*	23,053	1,110,002
Loar Holdings, Inc.*	23,544	1,611,587
York Space Systems, Inc.*	768	11,312

		9,474,554
APPLICATION SOFTWARE—4.1%
DigitalOcean Holdings, Inc.*	8,651	1,016,493
Gemini Space Station, Inc., Cl. A*	1,130	4,407
Guidewire Software, Inc.*	7,950	1,207,923
HeartFlow, Inc.*	19,207	484,593
Manhattan Associates, Inc.*	690	132,038
nCino, Inc.*	59,555	1,099,385
Planet Labs PBC, Cl. A*	23,384	478,904
Q2 Holdings, Inc.*	31,728	1,931,283
SPS Commerce, Inc.*	20,786	1,525,485
Vertex, Inc., Cl. A*	44,493	574,405

		8,454,916
ASSET MANAGEMENT—1.8%
Core Scientific, Inc.*	25,973	538,160
Hamilton Lane, Inc., Cl. A	6,758	600,854
Riot Platforms, Inc.*	32,628	658,107
TeraWulf, Inc.*	104,206	1,840,278

		3,637,399
BEVERAGES—0.3%
Celsius Holdings, Inc.*	23,212	678,022
BIOTECHNOLOGY & PHARMACEUTICALS—16.9%
Abivax SA ADR*	29,186	3,645,915
Absci Corp.*	644,405	5,013,471
Arrowhead Pharmaceuticals, Inc.*	41,138	3,482,332
Belite Bio, Inc. ADR*	629	99,766
Cogent Biosciences, Inc.*	66,127	2,574,324
Definium Therapeutics, Inc.*	41,694	1,814,523
Dianthus Therapeutics, Inc.*	2,478	264,948
Erasca, Inc.*	130,062	2,360,625
First Tracks Biotherapeutics, Inc.*	32,915	1,449,577
Forte Biosciences, Inc.*	127,384	9,757,614
Insmed, Inc.*	23,151	2,282,688
Silence Therapeutics PLC ADR*	105,679	1,108,573
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.5% (CONT.)
BIOTECHNOLOGY & PHARMACEUTICALS—16.9% (CONT.)
uniQure NV*	15,932	$ 695,113

		34,549,469
CHEMICALS—0.6%
Balchem Corp.	1,659	277,974
Perimeter Solutions, Inc.*	28,550	873,915

		1,151,889
COMMERCIAL SUPPORT SERVICES—1.3%
Casella Waste Systems, Inc., Cl. A*	13,914	1,248,225
Legence Corp., Cl. A*	21,587	1,380,057

		2,628,282
CONSUMER SERVICES—1.0%
Universal Technical Institute, Inc.*	54,321	2,135,358
ELECTRIC UTILITIES—0.5%
Fervo Energy Co., Cl. A*	1,124	25,335
IDACORP, Inc.	7,249	1,035,955

		1,061,290
ELECTRICAL EQUIPMENT—2.8%
Bloom Energy Corp., Cl. A*	5,232	1,076,798
Modine Manufacturing Co.*	9,555	1,921,128
nLIGHT, Inc.*	38,690	2,661,872

		5,659,798
ENGINEERING & CONSTRUCTION—4.9%
Cardinal Infrastructure Group, Inc., Cl. A*	53,398	3,304,802
Construction Partners, Inc., Cl. A*	8,407	868,864
Tutor Perini Corp.	69,104	5,787,460

		9,961,126
HEALTH CARE FACILITIES & SERVICES—1.9%
BrightSpring Health Services, Inc.*	14,090	841,314
GeneDx Holdings Corp., Cl. A*	13,974	909,847
NeoGenomics, Inc.*	136,913	2,093,400

		3,844,561
INDUSTRIAL INTERMEDIATE PRODUCTION—3.7%
RBC Bearings, Inc.*	8,695	4,793,640
Xometry, Inc., Cl. A*	31,029	2,659,806

		7,453,446
INDUSTRIAL SUPPORT SERVICES—0.9%
VSE Corp.	9,145	1,777,696
INFRASTRUCTURE SOFTWARE—2.2%
Nebius Group NV, Cl. A*	19,118	3,640,259
Netskope, Inc., Cl. A*	3,502	44,090
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.5% (CONT.)
INFRASTRUCTURE SOFTWARE—2.2% (CONT.)
Whitefiber, Inc.(a),*	33,910	$ 803,667

		4,488,016
INSTITUTIONAL FINANCIAL SERVICES—0.9%
Galaxy Digital, Inc., Cl. A*	39,189	823,361
Moelis & Co., Cl. A	16,102	1,080,122

		1,903,483
LEISURE FACILITIES & SERVICES—3.6%
Brinker International, Inc.*	15,002	3,205,927
Kura Sushi USA, Inc., Cl. A*	18,132	835,341
Life Time Group Holdings, Inc.*	33,596	1,515,180
Planet Fitness, Inc., Cl. A*	30,846	1,724,600

		7,281,048
MACHINERY—5.4%
CSW Industrials, Inc.	14,476	4,616,831
Federal Signal Corp.	18,815	2,350,934
Gates Industrial Corp., Ltd.*	146,030	4,085,919

		11,053,684
MEDICAL EQUIPMENT & DEVICES—19.0%
10X Genomics, Inc., Cl. A*	58,290	2,755,368
Adaptive Biotechnologies Corp.*	223,246	5,038,662
Alamar Biosciences, Inc.*	6,038	153,124
Axogen, Inc.*	63,158	2,665,899
BillionToOne, Inc., Cl. A*	17,001	2,356,339
CareDx, Inc.*	90,998	3,977,523
Glaukos Corp.*	18,522	3,087,988
Guardant Health, Inc.*	20,713	3,355,299
Impulse Dynamics PLC, Series A(b),*,@	3,646,998	207,879
Integer Holdings Corp.*	7,474	905,924
iRhythm Technologies, Inc.*	13,870	1,625,148
Lantheus Holdings, Inc.*	12,430	1,238,525
Natera, Inc.*	3,739	1,001,155
Neogen Corp.*	89,634	1,079,193
Repligen Corp.*	17,247	2,431,999
Tempus AI, Inc., Cl. A*	20,514	899,949
TransMedics Group, Inc.*	12,881	985,525
Twist Bioscience Corp.*	50,706	4,642,134
Veracyte, Inc.*	7,022	325,259

		38,732,892
OIL & GAS SERVICES & EQUIP—0.7%
Solaris Energy Infrastructure, Inc., Cl. A	27,060	1,391,155
OIL & GAS SUPPLY CHAIN—0.4%
Magnolia Oil & Gas Corp., Cl. A	32,122	825,857
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.5% (CONT.)
RETAIL - CONSUMER STAPLES—0.4%
BJ's Wholesale Club Holdings, Inc.*	9,104	$ 890,189
RETAIL - DISCRETIONARY—3.7%
Abercrombie & Fitch Co., Cl. A*	10,028	998,187
Aritzia, Inc.*	12,402	1,235,733
Victoria's Secret & Co.*	60,221	5,340,398

		7,574,318
SEMICONDUCTOR DEVICES—2.9%
Impinj, Inc.*	14,494	2,193,812
Semtech Corp.*	5,639	664,387
SiTime Corp.*	2,531	1,354,591
Universal Display Corp.	21,273	1,705,244

		5,918,034
SPECIALTY FINANCE—1.1%
Chime Financial, Inc., Cl. A*	53,996	1,241,368
MarketAxess Holdings, Inc.	6,199	1,006,098

		2,247,466
TECHNOLOGY HARDWARE—1.9%
Enovix Corp.(a),*	181,690	743,112
InterDigital, Inc.	10,272	3,131,162

		3,874,274
TELECOMMUNICATIONS—1.1%
GDS Holdings Ltd. ADR*	68,615	2,246,455
TRANSPORTATION & LOGISTICS—2.9%
CryoPort, Inc.*	258,538	3,901,339
Saia, Inc.*	5,956	2,070,484

		5,971,823
TOTAL COMMON STOCKS (Cost $139,027,889)		186,866,500
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—1.1%
SB Technology, Inc., Series E(b),*,@	61,600	2,220,064
SB Technology, Inc., Series F(b),*,@	2,269	93,892

		2,313,956
MEDICAL EQUIPMENT & DEVICES—0.3%
Impulse Dynamics PLC, Series F-3(b),*,@	7,467,897	492,881
TOTAL PREFERRED STOCKS (Cost $1,544,654)		2,806,837
RIGHTS—0.0%
BIOTECHNOLOGY & PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR(b),*,@	87,642	99,035
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.0% (CONT.)
BIOTECHNOLOGY & PHARMACEUTICALS—0.0% (CONT.)
Mirati Therapeutics, Inc. CVR(b),*,@	14,432	$ 16,597
Tolero CDR(b),*,@	174,782	—

		115,632
TOTAL RIGHTS (Cost $94,483)		115,632
SPECIAL PURPOSE VEHICLES—1.3%
INTERNET MEDIA & SERVICES—1.3%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(b),*,@		2,584,166
(Cost $1,057,280)		2,584,166
SHORT-TERM SECURITIES—6.5%
MONEY MARKET FUNDS—6.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c),(d)	13,317,165	13,317,165
(Cost $13,317,165)		13,317,165

Total Investments (Cost $155,041,471)	100.7%	$205,690,300
Unaffiliated Securities (Cost $155,041,471)		205,690,300
Liabilities in Excess of Other Assets	(0.7)%	(1,434,718)
NET ASSETS	100.0%	$204,255,582

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	All or portion of security is on loan.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
(d)	$1,195,598 of this security represents cash collateral received in connection with security lending agreements.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$1,057,280	$2,584,166	1.3%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	99,035	0.0%
Impulse Dynamics PLC, Series A	2/11/22	3,646,998	207,879	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	390,695	492,881	0.3%
Mirati Therapeutics, Inc. CVR	1/24/24	—	16,597	0.0%
SB Technology, Inc., Series E	10/23/24	1,060,136	2,220,064	1.1%
SB Technology, Inc., Series F	5/22/26	93,823	93,892	0.0%
Tolero CDR	2/6/17	94,483	—	0.0%
Total		$6,343,415	$5,714,514	2.8%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.4%
AEROSPACE & DEFENSE—7.5%
Astronics Corp.*	282,009	$ 19,596,805
Astronics Corp., Cl. B*	56,401	3,892,797
FTAI Aviation Ltd.	49,595	10,216,570
Karman Holdings, Inc.*	313,485	15,094,303
Loar Holdings, Inc.*	221,849	15,185,564

		63,986,039
APPLICATION SOFTWARE—3.5%
DigitalOcean Holdings, Inc.*	113,218	13,303,115
HeartFlow, Inc.*	441,037	11,127,364
nCino, Inc.*	297,074	5,483,986

		29,914,465
BIOTECHNOLOGY & PHARMACEUTICALS—11.2%
Abivax SA ADR*	116,210	14,516,953
Arrowhead Pharmaceuticals, Inc.*	271,957	23,021,160
Cogent Biosciences, Inc.*	339,997	13,236,083
Dianthus Therapeutics, Inc.*	58,075	6,209,379
Erasca, Inc.*	954,145	17,317,732
Forte Biosciences, Inc.*	278,913	21,364,736

		95,666,043
CHEMICALS—1.5%
Perimeter Solutions, Inc.*	413,637	12,661,429
COMMERCIAL SUPPORT SERVICES—2.6%
Casella Waste Systems, Inc., Cl. A*	116,745	10,473,194
Legence Corp., Cl. A*	178,821	11,432,027

		21,905,221
ELECTRICAL EQUIPMENT—7.2%
Modine Manufacturing Co.*	45,865	9,221,617
nLIGHT, Inc.*	385,637	26,531,825
SPX Technologies, Inc.*	118,603	26,047,591

		61,801,033
ENGINEERING & CONSTRUCTION—5.9%
Cardinal Infrastructure Group, Inc., Cl. A*	363,065	22,470,093
Tutor Perini Corp.	334,401	28,006,084

		50,476,177
HEALTH CARE FACILITIES & SERVICES—2.4%
BrightSpring Health Services, Inc.*	59,107	3,529,279
GeneDx Holdings Corp., Cl. A*	130,474	8,495,162
NeoGenomics, Inc.*	580,818	8,880,707

		20,905,148
INDUSTRIAL INTERMEDIATE PRODUCTION—6.5%
RBC Bearings, Inc.*	55,084	30,368,360
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.4% (CONT.)
INDUSTRIAL INTERMEDIATE PRODUCTION—6.5% (CONT.)
Xometry, Inc., Cl. A*	289,563	$ 24,821,340

		55,189,700
INDUSTRIAL SUPPORT SERVICES—2.7%
VSE Corp.	117,279	22,797,865
INFRASTRUCTURE SOFTWARE—1.0%
Nebius Group NV, Cl. A*	45,790	8,718,874
LEISURE FACILITIES & SERVICES—1.6%
Brinker International, Inc.*	63,929	13,661,627
MACHINERY—2.2%
Federal Signal Corp.	147,393	18,416,755
MEDICAL EQUIPMENT & DEVICES—25.1%
Adaptive Biotechnologies Corp.*	1,494,214	33,724,410
Axogen, Inc.*	291,104	12,287,500
BillionToOne, Inc., Cl. A*	144,165	19,981,269
BioLife Solutions, Inc.*	386,222	12,081,024
CareDx, Inc.*	135,052	5,903,123
Glaukos Corp.*	84,327	14,058,997
Guardant Health, Inc.*	184,097	29,821,873
iRhythm Technologies, Inc.*	118,092	13,836,840
Natera, Inc.*	66,812	17,889,581
Repligen Corp.*	212,354	29,944,038
Twist Bioscience Corp.*	222,288	20,350,466
Veracyte, Inc.*	87,529	4,054,343

		213,933,464
OIL & GAS SERVICES & EQUIP—0.9%
Solaris Energy Infrastructure, Inc., Cl. A	158,007	8,123,140
SEMICONDUCTOR DEVICES—4.2%
Impinj, Inc.*	98,621	14,927,274
Semtech Corp.*	89,569	10,553,020
SiTime Corp.*	18,934	10,133,477

		35,613,771
TELECOMMUNICATIONS—1.8%
GDS Holdings Ltd. ADR*	457,288	14,971,609
TRANSPORTATION & LOGISTICS—3.6%
CryoPort, Inc.*	1,068,554	16,124,480
Saia, Inc.*	42,232	14,681,110

		30,805,590
TOTAL COMMON STOCKS (Cost $566,157,295)		779,547,950
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—4.2%
MEDICAL EQUIPMENT & DEVICES—4.2%
Impulse Dynamics PLC, Series F-3(a),(b),*,@	534,288,037	$ 35,263,011
(Cost $27,952,123)		35,263,011
RIGHTS—0.0%
BIOTECHNOLOGY & PHARMACEUTICALS—0.0%
Tolero CDR(b),*,@	11,905	—
(Cost $6,436)		—
SHORT-TERM SECURITIES—4.1%
MONEY MARKET FUNDS—4.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c)	35,422,455	35,422,455
(Cost $35,422,455)		35,422,455

Total Investments (Cost $629,538,309)	99.7%	$850,233,416
Affiliated Securities (Cost $27,952,123)		35,263,011
Unaffiliated Securities (Cost $601,586,186)		814,970,405
Other Assets in Excess of Liabilities	0.3%	2,346,014
NET ASSETS	100.0%	$852,579,430

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
Impulse Dynamics PLC, Series F-3	6/2/23, 2/5/24	$27,952,123	$35,263,011	4.2%
Tolero CDR	2/6/17	6,436	—	0.0%
Total		$27,958,559	$35,263,011	4.2%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.4%
AEROSPACE & DEFENSE—6.5%
AAR Corp.*	83,423	$ 11,682,557
Applied Aerospace & Defense, Inc.*	215	4,021
Loar Holdings, Inc.*	56,656	3,878,103

		15,564,681
APPLICATION SOFTWARE—5.5%
DigitalOcean Holdings, Inc.*	76,511	8,990,043
nCino, Inc.*	223,985	4,134,763

		13,124,806
ASSET MANAGEMENT—6.1%
Hamilton Lane, Inc., Cl. A	71,588	6,364,889
StepStone Group, Inc., Cl. A	184,327	8,084,582

		14,449,471
BIOTECHNOLOGY & PHARMACEUTICALS—7.5%
ACADIA Pharmaceuticals, Inc.*	357,902	9,258,924
Ionis Pharmaceuticals, Inc.*	72,779	3,767,769
Ultragenyx Pharmaceutical, Inc.*	195,024	4,858,048

		17,884,741
COMMERCIAL SUPPORT SERVICES—7.6%
Casella Waste Systems, Inc., Cl. A*	143,916	12,910,704
First Advantage Corp.*	173,314	3,438,550
Legence Corp., Cl. A*	19,818	1,266,965
Target Hospitality Corp.*	35,043	532,653

		18,148,872
CONSUMER SERVICES—1.7%
Stride, Inc.*	50,320	4,040,193
ELECTRICAL EQUIPMENT—8.9%
Arxis, Inc., Cl. A*	114,026	6,191,612
Forgent Power Solutions, Inc., Cl. A*	141,477	4,706,940
Modine Manufacturing Co.*	20,577	4,137,211
Novanta, Inc.*	43,394	6,185,815

		21,221,578
ENGINEERING & CONSTRUCTION—8.0%
Cardinal Infrastructure Group, Inc., Cl. A*	188,997	11,697,024
Everus Construction Group, Inc.*	3,908	490,180
Sterling Infrastructure, Inc.*	625	372,981
Tutor Perini Corp.	76,686	6,422,453

		18,982,638
HEALTH CARE FACILITIES & SERVICES—3.6%
Progyny, Inc.*	54,255	1,688,958
RadNet, Inc.*	108,580	6,925,233

		8,614,191
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
INDUSTRIAL INTERMEDIATE PRODUCTION—1.0%
Xometry, Inc., Cl. A*	27,036	$ 2,317,526
INDUSTRIAL SUPPORT SERVICES—4.9%
SiteOne Landscape Supply, Inc.*	28,161	2,659,525
VSE Corp.	46,898	9,116,502

		11,776,027
INSTITUTIONAL FINANCIAL SERVICES—0.6%
Piper Sandler Cos.	18,307	1,387,671
INSURANCE—0.9%
Palomar Holdings, Inc.*	16,472	2,203,789
LEISURE FACILITIES & SERVICES—1.7%
First Watch Restaurant Group, Inc.*	204,493	2,627,735
Sportradar Group AG, Cl. A*	7,491	108,919
Wingstop, Inc.	10,398	1,346,437

		4,083,091
MACHINERY—0.6%
Cadre Holdings, Inc.	41,938	1,292,949
MEDICAL EQUIPMENT & DEVICES—14.9%
Artivion, Inc.*	255,791	6,862,872
Glaukos Corp.*	27,933	4,656,990
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	170,214
iRhythm Technologies, Inc.*	46,342	5,429,892
Natera, Inc.*	18,179	4,867,609
Neogen Corp.*	490,416	5,904,609
Veracyte, Inc.*	165,545	7,668,044

		35,560,230
OIL & GAS SERVICES & EQUIP—0.2%
Solaris Energy Infrastructure, Inc., Cl. A	8,990	462,176
REAL ESTATE SERVICES—4.3%
FirstService Corp.	71,959	10,138,303
RETAIL - CONSUMER STAPLES—3.0%
Ollie's Bargain Outlet Holdings, Inc.*	97,598	7,170,525
SEMICONDUCTOR DEVICES—7.8%
Impinj, Inc.*	36,010	5,450,474
Semtech Corp.*	42,635	5,023,256
Silicon Motion Technology Corp. ADR	12,279	3,113,954
SiTime Corp.*	9,351	5,004,655

		18,592,339
SPECIALTY FINANCE—1.9%
Upstart Holdings, Inc.*	166,706	4,574,413
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
TRANSPORTATION & LOGISTICS—1.2%
RXO, Inc.*	144,115	$ 2,918,329
TOTAL COMMON STOCKS (Cost $183,912,693)		234,508,539
SHORT-TERM SECURITIES—2.9%
MONEY MARKET FUNDS—2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(b)	6,970,739	6,970,739
(Cost $6,970,739)		6,970,739

Total Investments (Cost $190,883,432)	101.3%	$241,479,278
Unaffiliated Securities (Cost $190,883,432)		241,479,278
Liabilities in Excess of Other Assets	(1.3)%	(3,098,677)
NET ASSETS	100.0%	$238,380,601

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$170,214	0.1%
Total		$2,986,210	$170,214	0.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.8%
BELGIUM—1.6%
BIOTECHNOLOGY & PHARMACEUTICALS—1.6%
UCB SA	11,234	$ 2,883,585
(Cost $2,301,646)
BRAZIL—4.9%
BANKING—2.2%
NU Holdings Ltd., Cl. A *	274,317	3,930,963
E-COMMERCE DISCRETIONARY—1.3%
MercadoLibre, Inc. *	1,253	2,353,071
RETAIL - CONSUMER STAPLES—1.4%
Raia Drogasil SA	712,874	2,612,903

TOTAL BRAZIL (Cost $7,517,335)		8,896,937
CANADA—6.1%
APPLICATION SOFTWARE—2.2%
Shopify, Inc., Cl. A *	34,131	3,997,309
INDUSTRIAL SUPPORT SERVICES—1.9%
Element Fleet Management Corp.	155,040	3,479,372
METALS & MINING—2.0%
Cameco Corp.	40,776	3,518,979

TOTAL CANADA (Cost $10,018,613)		10,995,660
CHINA—2.8%
INTERNET MEDIA & SERVICES—2.8%
Tencent Holdings Ltd.	83,406	5,096,356
(Cost $6,405,652)
DENMARK—1.8%
BIOTECHNOLOGY & PHARMACEUTICALS—1.8%
ALK-abello A/S, Cl. B	92,801	3,174,017
(Cost $3,586,033)
GERMANY—4.6%
AEROSPACE & DEFENSE—1.6%
MTU Aero Engines AG	6,660	2,792,395
ELECTRICAL EQUIPMENT—3.0%
Siemens Energy AG	31,983	5,464,074

TOTAL GERMANY (Cost $7,398,526)		8,256,469
GREECE—3.0%
BANKING—3.0%
National Bank of Greece SA	288,477	5,397,710
(Cost $4,232,804)
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
HUNGARY—2.3%
BANKING—2.3%
OTP Bank Nyrt	28,524	$ 4,225,598
(Cost $4,030,597)
INDIA—2.1%
AUTOMOTIVE—2.1%
TVS Motor Co., Ltd.	84,266	3,807,070
(Cost $3,651,926)
ITALY—4.4%
BANKING—2.9%
FinecoBank SpA	191,097	5,235,460
LEISURE FACILITIES & SERVICES—1.5%
Lottomatica Group SpA	100,618	2,720,125

TOTAL ITALY (Cost $6,506,291)		7,955,585
JAPAN—21.7%
BANKING—3.8%
Mizuho Financial Group, Inc.	133,459	6,919,075
CHEMICALS—2.0%
Nippon Sanso Holdings Corp.	102,076	3,669,556
DIVERSIFIED INDUSTRIALS—5.4%
Hitachi Ltd.	179,995	5,898,536
Kawasaki Heavy Industries Ltd.	218,652	3,735,595
		9,634,131
FOOD—2.1%
Ajinomoto Co., Inc.	119,266	3,677,971
MACHINERY—2.1%
Daifuku Co., Ltd.	103,368	3,807,686
METALS & MINING—1.4%
JX Advanced Metals Corp.	110,153	2,552,046
SEMICONDUCTOR MANUFACTURING—2.9%
Advantest Corp.	26,638	5,263,188
SPECIALTY FINANCE—2.0%
ORIX Corp.	88,800	3,583,911

TOTAL JAPAN (Cost $34,780,512)		39,107,564
NETHERLANDS—4.4%
INFRASTRUCTURE SOFTWARE—0.9%
Nebius Group NV, Cl. A *	8,676	1,651,997
INSTITUTIONAL FINANCIAL SERVICES—2.1%
Euronext NV	20,691	3,783,267
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
NETHERLANDS—4.4% (CONT.)
SEMICONDUCTOR MANUFACTURING—1.4%
BE Semiconductor Industries NV	11,122	$ 2,550,486

TOTAL NETHERLANDS (Cost $8,048,217)		7,985,750
NORWAY—1.0%
AEROSPACE & DEFENSE—1.0%
Kongsberg Gruppen ASA	57,665	1,797,046
(Cost $1,698,878)
PERU—2.9%
BANKING—2.9%
Credicorp Ltd.	13,164	5,273,235
(Cost $4,655,110)
POLAND—1.3%
RETAIL - CONSUMER STAPLES—1.3%
Pepco Group NV	191,486	2,358,775
(Cost $1,918,379)
SOUTH KOREA—2.5%
SEMICONDUCTOR DEVICES—2.5%
SK hynix, Inc.	4,025	4,571,014
(Cost $521,058)
SPAIN—5.8%
BANKING—1.9%
CaixaBank SA	233,669	3,394,357
IT SERVICES—2.3%
Indra Sistemas SA, Cl. A	62,200	4,089,437
RETAIL - DISCRETIONARY—1.6%
Industria de Diseno Textil SA	45,810	2,989,727

TOTAL SPAIN (Cost $7,827,671)		10,473,521
SWEDEN—2.4%
ASSET MANAGEMENT—2.4%
Investor AB, Cl. B	98,331	4,247,690
(Cost $4,099,843)
SWITZERLAND—2.8%
BIOTECHNOLOGY & PHARMACEUTICALS—2.8%
Galderma Group AG	22,761	4,953,055
(Cost $4,623,080)
TAIWAN—9.2%
SEMICONDUCTOR MANUFACTURING—8.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,942	14,529,553
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
TAIWAN—9.2% (CONT.)
TECHNOLOGY HARDWARE—1.2%
Delta Electronics, Inc.	42,977	$ 2,114,366

TOTAL TAIWAN (Cost $6,742,704)		16,643,919
UNITED KINGDOM—11.2%
BANKING—3.6%
HSBC Holdings PLC	301,524	6,421,047
BEVERAGES—2.9%
Coca-Cola HBC AG	78,598	5,299,847
INDUSTRIAL INTERMEDIATE PRODUCTION—2.1%
Diploma PLC	38,947	3,857,033
LEISURE PRODUCTS—1.4%
Games Workshop Group PLC	9,433	2,431,658
METALS & MINING—1.2%
Antofagasta PLC	43,699	2,177,993

TOTAL UNITED KINGDOM (Cost $15,908,778)		20,187,578
UNITED STATES—1.0%
RETAIL - CONSUMER STAPLES—1.0%
PriceSmart, Inc.	9,632	1,867,741
(Cost $1,800,884)
TOTAL COMMON STOCKS (Cost $148,274,537)		180,155,875

Total Investments (Cost $148,274,537)	99.8%	$180,155,875
Unaffiliated Securities (Cost $148,274,537)		180,155,875
Other Assets in Excess of Liabilities	0.2%	322,423
NET ASSETS	100.0%	$180,478,298

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%
AUSTRALIA—2.8%
ELECTRICAL EQUIPMENT—2.0%
Codan, Ltd.	3,107	$ 87,266
TECHNOLOGY HARDWARE—0.8%
Silex Systems Ltd. *	11,691	37,491

TOTAL AUSTRALIA (Cost $143,112)		124,757
BELGIUM—2.4%
BIOTECHNOLOGY & PHARMACEUTICALS—2.4%
Fagron SA	4,056	108,339
(Cost $106,069)
BRAZIL—3.2%
AEROSPACE & DEFENSE—3.2%
Embraer SA ADR	2,107	143,971
(Cost $131,136)
CANADA—7.1%
APPLICATION SOFTWARE—2.3%
The Descartes Systems Group, Inc. *	1,340	100,635
ELECTRIC UTILITIES—1.8%
Capital Power Corp.	1,745	81,994
INDUSTRIAL SUPPORT SERVICES—2.0%
Element Fleet Management Corp.	4,044	90,755
LEISURE PRODUCTS—1.0%
BRP, Inc.	718	44,365

TOTAL CANADA (Cost $337,199)		317,749
DENMARK—2.8%
BIOTECHNOLOGY & PHARMACEUTICALS—2.8%
ALK-abello A/S, Cl. B	3,693	126,310
(Cost $123,022)
FRANCE—4.7%
AEROSPACE & DEFENSE—2.0%
Exail Technologies SA *	616	88,719
OIL & GAS SUPPLY CHAIN—2.7%
Gaztransport Et Technigaz SA	543	122,728

TOTAL FRANCE (Cost $198,263)		211,447
GERMANY—9.4%
AEROSPACE & DEFENSE—1.9%
RENK Group AG	1,498	83,134
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
GERMANY—9.4% (CONT.)
CHEMICALS—2.3%
AlzChem Group AG	572	$ 101,945
ELECTRIC UTILITIES—1.6%
Friedrich Vorwerk Group SE	933	70,867
LEISURE PRODUCTS—2.8%
tonies SE, Cl. A *	8,965	127,601
SEMICONDUCTOR DEVICES—0.8%
Elmos Semiconductor SE	220	37,176

TOTAL GERMANY (Cost $442,573)		420,723
HONG KONG—1.9%
SEMICONDUCTOR DEVICES—1.9%
Silicon Motion Technology Corp. ADR	334	84,702
(Cost $43,043)
ISRAEL—5.9%
AEROSPACE & DEFENSE—1.9%
TAT Technologies Ltd. *	2,222	86,436
INSTITUTIONAL FINANCIAL SERVICES—2.1%
Tel Aviv Stock Exchange Ltd.	2,374	91,439
TECHNOLOGY HARDWARE—1.9%
Next Vision Stabilized Systems Ltd.	1,087	84,499

TOTAL ISRAEL (Cost $276,172)		262,374
ITALY—8.3%
ASSET MANAGEMENT—2.6%
Banca Generali SpA	1,510	114,076
ENGINEERING & CONSTRUCTION—0.9%
MAIRE SpA	2,803	41,889
LEISURE FACILITIES & SERVICES—2.7%
Lottomatica Group SpA	4,393	118,761
LEISURE PRODUCTS—2.1%
Technogym SpA	5,956	93,185

TOTAL ITALY (Cost $353,373)		367,911
JAPAN—25.1%
BANKING—3.2%
The 77 Bank Ltd.	6,498	140,789
BIOTECHNOLOGY & PHARMACEUTICALS—2.0%
Santen Pharmaceutical Co., Ltd.	7,459	88,062
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
JAPAN—25.1% (CONT.)
ELECTRICAL EQUIPMENT—6.7%
Anritsu Corp., Cl. B	3,936	$ 86,022
Japan Elevator Service Holdings Co., Ltd.	11,103	117,674
SWCC Corp.	1,416	97,608
		301,304
ENGINEERING & CONSTRUCTION—2.0%
MIRAIT ONE Corp.	4,019	88,779
FOOD—2.1%
Toyo Suisan Kaisha Ltd.	1,416	91,878
IT SERVICES—1.6%
Rakus Co., Ltd.	10,593	71,540
MACHINERY—2.1%
Organo Corp.	1,032	92,850
METALS & MINING—1.4%
Mitsui Kinzoku Co., Ltd.	343	64,578
RETAIL - DISCRETIONARY—2.7%
Ryohin Keikaku Co., Ltd.	4,632	121,499
SEMICONDUCTOR MANUFACTURING—1.3%
Towa Corp.	3,714	60,237

TOTAL JAPAN (Cost $1,098,195)		1,121,516
SPAIN—1.2%
BANKING—1.2%
Bankinter SA	2,839	52,223
(Cost $38,808)
SWEDEN—3.8%
ASSET MANAGEMENT—1.8%
Nordnet AB	2,049	78,496
TECHNOLOGY HARDWARE—2.0%
Lagercrantz Group AB, Cl. B	3,853	90,602

TOTAL SWEDEN (Cost $146,218)		169,098
SWITZERLAND—2.4%
ELECTRICAL EQUIPMENT—2.4%
Belimo Holding AG	103	107,408
(Cost $104,624)
UNITED KINGDOM—15.4%
BANKING—2.0%
Lion Finance Group PLC	579	90,950
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
UNITED KINGDOM—15.4% (CONT.)
COMMERCIAL SUPPORT SERVICES—3.0%
Mitie Group PLC	48,280	$ 135,346
CONSTRUCTION MATERIALS—1.3%
SigmaRoc PLC *	33,624	55,973
FOOD—3.0%
Greencore Group PLC	37,507	131,632
INDUSTRIAL INTERMEDIATE PRODUCTION—3.7%
Diploma PLC	1,678	166,177
LEISURE PRODUCTS—2.4%
Games Workshop Group PLC	405	104,402

TOTAL UNITED KINGDOM (Cost $595,769)		684,480
UNITED STATES—1.9%
INSTITUTIONAL FINANCIAL SERVICES—1.9%
Marex Group, Ltd.	1,284	83,357
(Cost $48,611)
TOTAL COMMON STOCKS (Cost $4,186,187)		4,386,365

MONEY MARKET FUNDS—2.9%
UNITED STATES—2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(a)	129,021	129,021
(Cost $129,021)		129,021

Total Investments (Cost $4,315,208)	101.2%	$4,515,386
Unaffiliated Securities (Cost $4,315,208)		4,515,386
Liabilities in Excess of Other Assets	(1.2)%	(55,579)
NET ASSETS	100.0%	$4,459,807

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—82.1%
APPLICATION SOFTWARE—0.4%
HeartFlow, Inc.*	10,966	$ 276,672
BIOTECHNOLOGY & PHARMACEUTICALS—37.5%
AbbVie, Inc.	4,200	1,053,948
Abivax SA ADR*	9,738	1,216,471
Amgen, Inc.	2,800	1,078,448
Arrowhead Pharmaceuticals, Inc.*	16,146	1,366,759
Biogen, Inc.*	3,456	701,395
BioMarin Pharmaceutical, Inc.*	3,478	208,750
Cogent Biosciences, Inc.*	8,752	340,715
Dianthus Therapeutics, Inc.*	7,466	798,265
Eli Lilly & Co.	2,155	2,475,750
Erasca, Inc.*	32,291	586,082
Incyte Corp.*	11,755	1,404,958
Johnson & Johnson	11,933	3,059,024
Ligand Pharmaceuticals, Inc.*	2,142	615,911
Merck & Co., Inc.	24,176	3,147,715
Moderna, Inc.*	10,718	587,561
Novo Nordisk A/S, Cl. B ADR	35,885	1,689,466
Revolution Medicines, Inc.*	1,908	357,807
Roivant Sciences Ltd.*	19,676	667,213
Royalty Pharma PLC, Cl. A	24,966	1,458,763
Sandoz Group Ltd.	11,690	952,944
Spyre Therapeutics, Inc.*	6,726	661,368
Teva Pharmaceutical Industries Ltd. ADR*	76,047	2,662,405
Vertex Pharmaceuticals, Inc.*	2,840	1,354,964

		28,446,682
CHEMICALS—1.6%
Corteva, Inc.	15,795	1,243,224
HEALTH CARE FACILITIES & SERVICES—14.5%
Acadia Healthcare Co., Inc.*	15,375	455,408
Cardinal Health, Inc.	3,111	715,623
Centene Corp.*	23,120	1,438,526
CVS Health Corp.	26,479	2,765,202
Encompass Health Corp.	9,591	1,065,272
Oscar Health, Inc., Cl. A*	13,419	418,941
The Pennant Group, Inc.*	34,266	1,381,605
UnitedHealth Group, Inc.	6,561	2,718,879

		10,959,456
MEDICAL EQUIPMENT & DEVICES—28.1%
10X Genomics, Inc., Cl. A*	36,049	1,704,036
Abbott Laboratories	20,875	2,206,488
Adaptive Biotechnologies Corp.*	36,621	826,536
Artivion, Inc.*	27,113	727,442
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—82.1% (CONT.)
MEDICAL EQUIPMENT & DEVICES—28.1% (CONT.)
Bruker Corp.	47,717	$ 2,998,536
Butterfly Network, Inc., Cl. A*	97,812	695,443
Edwards Lifesciences Corp.*	736	63,348
Guardant Health, Inc.*	8,425	1,364,766
Illumina, Inc.*	14,514	2,976,821
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	285,000
iRhythm Technologies, Inc.*	6,061	710,167
Natera, Inc.*	2,414	646,373
Repligen Corp.*	11,837	1,669,135
Thermo Fisher Scientific, Inc.	5,248	3,013,927
Twist Bioscience Corp.*	7,413	678,660
Waters Corp.*	1,885	711,229

		21,277,907
TOTAL COMMON STOCKS (Cost $57,072,141)		62,203,941
PREFERRED STOCKS—4.3%
MEDICAL EQUIPMENT & DEVICES—4.3%
Impulse Dynamics PLC, Series F-3(a),*,@	48,744,272	3,217,122
(Cost $2,550,135)		3,217,122
REAL ESTATE INVESTMENT TRUSTS—5.1%
REIT—5.1%
American Healthcare REIT, Inc.	12,303	684,047
Janus Living, Inc. Cl. A	2,421	73,138
Welltower, Inc.	13,242	3,104,455
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,335,279)		3,861,640
RIGHTS—0.0%
BIOTECHNOLOGY & PHARMACEUTICALS—0.0%
Tolero CDR(a),*,@	1,956,996	—
(Cost $1,044,373)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—8.1%
MONEY MARKET FUNDS—8.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(b)	6,112,809	$ 6,112,809
(Cost $6,112,809)		6,112,809

Total Investments (Cost $70,114,737)	99.6%	$75,395,512
Unaffiliated Securities (Cost $70,114,737)		75,395,512
Other Assets in Excess of Liabilities	0.4%	331,007
NET ASSETS	100.0%	$75,726,519

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
Impulse Dynamics PLC, Series A	2/11/22	$5,000,002	$285,000	0.4%
Impulse Dynamics PLC, Series F-3	6/2/23, 2/5/24	2,550,135	3,217,122	4.3%
Tolero CDR	2/6/17	1,044,373	—	0.0%
Total		$8,594,510	$3,502,122	4.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.1%
ADVERTISING & MARKETING—1.3%
AppLovin Corp., Cl. A*	843	$ 333,744
APPLICATION SOFTWARE—1.3%
Shopify, Inc., Cl. A*	1,130	132,379
Unity Software, Inc.*	1,885	59,773
Veeva Systems, Inc., Cl. A*	761	155,077

		347,229
ASSET MANAGEMENT—2.9%
Cleanspark, Inc.*	10,787	148,429
IREN Ltd.*	9,393	345,662
Robinhood Markets, Inc., Cl. A*	3,044	263,489

		757,580
AUTOMOTIVE—1.5%
Tesla, Inc.*	1,231	383,099
CABLE & SATELLITE—0.9%
Space Exploration Technologies Corp., Cl. A*	2,163	234,404
COMMERCIAL SUPPORT SERVICES—1.2%
GFL Environmental, Inc.	7,511	310,355
E-COMMERCE DISCRETIONARY—7.5%
Alibaba Group Holding Ltd. ADR	1,122	137,165
Amazon.com, Inc.*	4,898	1,330,199
MercadoLibre, Inc.*	101	189,673
Sea Ltd., Cl. A ADR*	2,949	314,776

		1,971,813
ELECTRIC UTILITIES—2.4%
Fervo Energy Co., Cl. A*	1,189	26,800
NRG Energy, Inc.	1,037	139,259
Talen Energy Corp.*	1,365	456,046

		622,105
ELECTRICAL EQUIPMENT—3.4%
Amphenol Corp., Cl. A	332	53,352
Bloom Energy Corp., Cl. A*	404	83,147
Eaton Corp. PLC	319	132,449
Forgent Power Solutions, Inc., Cl. A*	12,547	417,439
GE Vernova, Inc.	200	198,058

		884,445
ENTERTAINMENT CONTENT—1.1%
Roku, Inc., Cl. A*	1,314	190,543
Take-Two Interactive Software, Inc.*	383	93,038

		283,581
HEALTH CARE FACILITIES & SERVICES—0.9%
UnitedHealth Group, Inc.	598	247,811
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.1% (CONT.)
HOME & OFFICE PRODUCTS—0.4%
SharkNinja, Inc.*	719	$ 116,313
INFRASTRUCTURE SOFTWARE—14.1%
Cloudflare, Inc., Cl. A*	164	45,753
Datadog, Inc., Cl. A*	184	49,306
Microsoft Corp.	3,958	1,839,362
MongoDB, Inc., Cl. A*	40	13,499
Nebius Group NV, Cl. A*	4,619	879,504
Palo Alto Networks Inc*	72	23,892
ServiceNow, Inc.*	1,122	124,800
Snowflake, Inc.*	1,542	452,238
Twilio, Inc., Cl. A*	1,258	248,266

		3,676,620
INTERNET MEDIA & SERVICES—10.2%
Alphabet, Inc., Cl. C	3,020	1,077,083
Anthropic PBC, Series G(a),*,@	1,013	596,657
Meta Platforms, Inc., Cl. A	1,635	910,221
Reddit, Inc., Cl. A*	587	82,573

		2,666,534
MEDICAL EQUIPMENT & DEVICES—1.0%
Natera, Inc.*	931	249,285
METALS & MINING—0.3%
Freeport-McMoRan, Inc.	1,238	77,536
RENEWABLE ENERGY—0.4%
SOLV Energy, Inc., Cl. A*	3,419	97,202
SEMICONDUCTOR MANUFACTURING—6.3%
ASML Holding NV ADR	15	24,435
GlobalFoundries, Inc.	3,281	164,017
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,579	1,446,811

		1,635,263
SEMICONDUCTOR DEVICES—21.9%
Advanced Micro Devices, Inc.*	778	370,445
Astera Labs, Inc.*	1,055	328,347
Broadcom, Inc.	1,168	454,679
Micron Technology, Inc.	567	466,658
NVIDIA Corp.	17,173	3,447,480
SK hynix, Inc.	445	505,367
SK hynix, Inc. ADR*	906	130,219
Texas Instruments Inc	65	17,923

		5,721,118
SPECIALTY FINANCE—1.8%
Figure Technology Solutions, Inc., Cl. A*	11,241	280,013
Rocket Cos., Inc., Cl. A*	9,220	118,938
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.1% (CONT.)
SPECIALTY FINANCE—1.8% (CONT.)
S&P Global, Inc.	180	$ 74,148

		473,099
TECHNOLOGY HARDWARE—10.3%
Apple, Inc.	1,181	364,823
Arista Networks, Inc.*	636	114,703
F5, Inc.*	67	26,972
Lumentum Holdings, Inc.*	540	385,528
Nokia Oyj ADR	11,558	105,640
Seagate Technology Holdings PLC	822	703,739
Western Digital Corp.	1,834	999,236

		2,700,641
TOTAL COMMON STOCKS (Cost $19,133,888)		23,789,777
PREFERRED STOCKS—5.6%
APPLICATION SOFTWARE—5.0%
Databricks, Inc., Series J(a),*,@	1,529	368,046
Databricks, Inc., Series K(a),*,@	1,643	395,486
SB Technology, Inc., Series E(a),*,@	14,775	532,491

		1,296,023
MACHINERY—0.6%
Apptronik, Inc., Series A-X1(a),*,@	1,914	70,550
Figure AI, Inc., Series C(a),*,@	451	87,882

		158,432
TOTAL PREFERRED STOCKS (Cost $800,829)		1,454,455
SPECIAL PURPOSE VEHICLES—3.2%
APPLICATION SOFTWARE—1.4%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		373,646
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—3.2% (CONT.)
INTERNET MEDIA & SERVICES—1.8%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(a),*,@		$ 476,961
TOTAL SPECIAL PURPOSE VEHICLES (Cost $573,639)		850,607

Total Investments (Cost $20,508,356)	99.9%	$26,094,839
Affiliated Securities (Cost $378,496)		373,646
Unaffiliated Securities (Cost $20,129,860)		25,721,193
Other Assets in Excess of Liabilities	0.1%	19,670
NET ASSETS	100.0%	$26,114,509

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$378,496	$373,646	1.4%
Anthropic PBC, Series G	3/31/26	262,505	596,657	2.3%
Apptronik, Inc., Series A-X1	1/29/26	70,755	70,550	0.3%
Databricks, Inc., Series J	12/17/24	141,432	368,046	1.4%
Databricks, Inc., Series K	9/8/25	246,450	395,486	1.5%
Disruptive Technology Solutions LI, LLC	11/4/25	195,143	476,961	1.8%
Figure AI, Inc., Series C	11/18/25	87,914	87,882	0.3%
SB Technology, Inc., Series E	10/23/24, 12/18/24	254,278	532,491	2.1%
Total		$1,636,973	$2,901,719	11.1%
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in thirteen series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger International Small Cap Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain intermediaries may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class B shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense.
Effective August 3, 2026, Class B shares of Alger Small Cap Growth Fund were converted into Class A shares. Class B shares are no longer offered to new or existing shareholders following this conversion.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, market

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Managements have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$363,578,658	$345,913,959	$—	$17,664,699
Consumer Discretionary	240,076,792	240,076,792	—	—
Consumer Staples	3,118,159	3,118,159	—	—
Energy	6,909,968	6,909,968	—	—
Financials	68,406,491	68,406,491	—	—
Health Care	233,721,600	233,721,600	—	—
Industrials	103,310,619	103,310,619	—	—
Materials	8,843,305	8,843,305	—	—
Technology	1,471,816,144	1,458,706,134	13,110,010	—
Utilities	48,251,390	48,251,390	—	—
TOTAL COMMON STOCKS	$2,548,033,126	$2,517,258,417	$13,110,010	$17,664,699
PREFERRED STOCKS
Industrials	37,197,715	—	—	37,197,715
Technology	78,185,045	—	—	78,185,045
TOTAL PREFERRED STOCKS	$115,382,760	$—	$—	$115,382,760
REAL ESTATE INVESTMENT TRUSTS
Real Estate	8,565,500	8,565,500	—	—
SPECIAL PURPOSE VEHICLES
Communications	46,870,984	—	—	46,870,984
Industrials	10,208,400	—	—	10,208,400
Technology	24,258,760	—	—	24,258,760
TOTAL SPECIAL PURPOSE VEHICLES	$81,338,144	$—	$—	$81,338,144
TOTAL INVESTMENTS IN SECURITIES	$2,753,319,530	$2,525,823,917	$13,110,010	$214,385,603

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$1,547,804	$1,101,342	$—	$446,462
Consumer Discretionary	836,303	836,303	—	—
Financials	140,945	140,945	—	—
Health Care	471,281	471,281	—	—
Industrials	573,762	573,762	—	—
Technology	4,746,605	4,746,605	—	—
Utilities	283,651	283,651	—	—
TOTAL COMMON STOCKS	$8,600,351	$8,153,889	$—	$446,462
PREFERRED STOCKS
Industrials	406,673	—	—	406,673
SPECIAL PURPOSE VEHICLES
Technology	146,416	—	—	146,416
SHORT-TERM INVESTMENTS
Money Market Funds	7,517	7,517	—	—
TOTAL INVESTMENTS IN SECURITIES	$9,160,957	$8,161,406	$—	$999,551

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$106,438,588	$106,438,588	$—	$—
Consumer Discretionary	66,577,625	66,577,625	—	—
Consumer Staples	47,143,341	47,143,341	—	—
Energy	37,806,925	37,806,925	—	—
Financials	123,893,317	123,893,317	—	—
Health Care	93,802,157	93,802,157	—	—
Industrials	44,426,619	44,426,619	—	—
Materials	20,593,975	20,593,975	—	—
Technology	329,151,261	329,151,261	—	—
Utilities	11,235,085	11,235,085	—	—
TOTAL COMMON STOCKS	$881,068,893	$881,068,893	$—	$—
MASTER LIMITED PARTNERSHIPS
Energy	3,068,897	3,068,897	—	—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	28,047,458	28,047,458	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	58,423,974	58,423,974	—	—
TOTAL INVESTMENTS IN SECURITIES	$970,609,222	$970,609,222	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$8,737,622	$7,341,692	$—	$1,395,930
Consumer Discretionary	3,771,941	3,771,941	—	—
Financials	869,697	869,697	—	—
Health Care	5,590,625	5,590,625	—	—
Industrials	1,043,766	1,043,766	—	—
Technology	22,248,199	22,248,199	—	—
Utilities	1,543,184	1,543,184	—	—
TOTAL COMMON STOCKS	$43,805,034	$42,409,104	$—	$1,395,930
PREFERRED STOCKS
Health Care	686,659	—	—	686,659
Technology	1,295,060	—	—	1,295,060
TOTAL PREFERRED STOCKS	$1,981,719	$—	$—	$1,981,719
SPECIAL PURPOSE VEHICLES
Technology	388,111	—	—	388,111
SHORT-TERM INVESTMENTS
Money Market Funds	465,401	465,401	—	—
TOTAL INVESTMENTS IN SECURITIES	$46,640,265	$42,874,505	$—	$3,765,760

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$3,753,050	$3,753,050	$—	$—
Consumer Discretionary	17,152,574	17,152,574	—	—
Financials	10,780,141	10,780,141	—	—
Health Care	87,134,504	87,134,504	—	—
Industrials	76,448,423	76,448,423	—	—
Materials	2,845,734	2,845,734	—	—
Technology	74,151,076	71,456,457	2,694,619	—
Utilities	7,059,544	7,059,544	—	—
TOTAL COMMON STOCKS	$279,325,046	$276,630,427	$2,694,619	$—
PREFERRED STOCKS
Technology	26,845,747	—	—	26,845,747
SPECIAL PURPOSE VEHICLES
Communications	3,227,062	—	—	3,227,062
Industrials	1,717,000	—	—	1,717,000
TOTAL SPECIAL PURPOSE VEHICLES	$4,944,062	$—	$—	$4,944,062
SHORT-TERM INVESTMENTS
Money Market Funds	19,181,481	19,181,481	—	—
TOTAL INVESTMENTS IN SECURITIES	$330,296,336	$295,811,908	$2,694,619	$31,789,809

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$7,350,618	$7,350,618	$—	$—
Consumer Discretionary	44,680,293	44,680,293	—	—
Consumer Staples	6,775,754	6,775,754	—	—
Financials	29,072,861	29,072,861	—	—
Health Care	44,499,361	44,499,361	—	—
Industrials	61,728,277	61,728,277	—	—
Materials	1,476,169	1,476,169	—	—
Real Estate	5,273,856	5,273,856	—	—
Technology	68,897,335	68,897,335	—	—
Utilities	8,851,831	8,851,831	—	—
TOTAL COMMON STOCKS	$278,606,355	$278,606,355	$—	$—
PREFERRED STOCKS
Industrials	1,236,758	—	—	1,236,758
Technology	2,127,081	—	—	2,127,081
TOTAL PREFERRED STOCKS	$3,363,839	$—	$—	$3,363,839
REAL ESTATE INVESTMENT TRUSTS
Real Estate	6,229,925	6,229,925	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Communications	2,928,099	—	—	2,928,099
Industrials	753,500	—	—	753,500
Technology	1,375,777	—	—	1,375,777
TOTAL SPECIAL PURPOSE VEHICLES	$5,057,376	$—	$—	$5,057,376
WARRANTS
Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,461,878	1,461,878	—	—
TOTAL INVESTMENTS IN SECURITIES	$294,719,373	$286,298,158	$—	$8,421,215

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$2,246,455	$2,246,455	$—	$—
Consumer Discretionary	16,990,724	16,990,724	—	—
Consumer Staples	1,568,211	1,568,211	—	—
Energy	2,217,012	2,217,012	—	—
Financials	7,788,348	7,788,348	—	—
Health Care	77,126,922	76,919,043	—	207,879
Industrials	53,980,409	53,980,409	—	—
Materials	1,151,889	1,151,889	—	—
Technology	22,735,240	22,735,240	—	—
Utilities	1,061,290	1,061,290	—	—
TOTAL COMMON STOCKS	$186,866,500	$186,658,621	$—	$207,879

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Health Care	$492,881	$—	$—	$492,881
Technology	2,313,956	—	—	2,313,956
TOTAL PREFERRED STOCKS	$2,806,837	$—	$—	$2,806,837
RIGHTS
Health Care	115,632 [1]	—	—	115,632 [1]
SPECIAL PURPOSE VEHICLES
Communications	2,584,166	—	—	2,584,166
SHORT-TERM INVESTMENTS
Money Market Funds	13,317,165	13,317,165	—	—
TOTAL INVESTMENTS IN SECURITIES	$205,690,300	$199,975,786	$—	$5,714,514

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$14,971,609	$14,971,609	$—	$—
Consumer Discretionary	13,661,627	13,661,627	—	—
Energy	8,123,140	8,123,140	—	—
Health Care	330,504,655	330,504,655	—	—
Industrials	325,378,380	325,378,380	—	—
Materials	12,661,429	12,661,429	—	—
Technology	74,247,110	74,247,110	—	—
TOTAL COMMON STOCKS	$779,547,950	$779,547,950	$—	$—
PREFERRED STOCKS
Health Care	35,263,011	—	—	35,263,011
RIGHTS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	35,422,455	35,422,455	—	—
TOTAL INVESTMENTS IN SECURITIES	$850,233,416	$814,970,405	$—	$35,263,011

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,123,284	$8,123,284	$—	$—
Consumer Staples	7,170,525	7,170,525	—	—
Energy	462,176	462,176	—	—
Financials	22,615,344	22,615,344	—	—
Health Care	62,059,162	61,888,948	—	170,214
Industrials	92,222,600	92,222,600	—	—
Real Estate	10,138,303	10,138,303	—	—
Technology	31,717,145	31,717,145	—	—
TOTAL COMMON STOCKS	$234,508,539	$234,338,325	$—	$170,214

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$6,970,739	$6,970,739	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$241,479,278	$241,309,064	$—	$170,214

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$5,096,356	$—	$5,096,356	$—
Consumer Discretionary	14,301,651	2,353,071	11,948,580	—
Consumer Staples	15,817,237	4,480,644	11,336,593	—
Financials	52,412,313	9,204,198	43,208,115	—
Health Care	11,010,657	—	11,010,657	—
Industrials	30,831,737	3,479,372	27,352,365	—
Materials	11,918,574	3,518,979	8,399,595	—
Technology	38,767,350	20,178,859	18,588,491	—
TOTAL COMMON STOCKS	$180,155,875	$43,215,123	$136,940,752	$—
TOTAL INVESTMENTS IN SECURITIES	$180,155,875	$43,215,123	$136,940,752	$—

Alger International Small Cap Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$609,813	$44,365	$565,448	$—
Consumer Staples	223,510	131,632	91,878	—
Energy	122,728	—	122,728	—
Financials	651,330	83,357	567,973	—
Health Care	322,711	—	322,711	—
Industrials	1,514,034	321,162	1,192,872	—
Materials	222,496	—	222,496	—
Technology	566,882	185,337	381,545	—
Utilities	152,861	81,994	70,867	—
TOTAL COMMON STOCKS	$4,386,365	$847,847	$3,538,518	$—
SHORT-TERM INVESTMENTS
Money Market Funds	129,021	129,021	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,515,386	$976,868	$3,538,518	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	$60,684,045	$59,446,101	$952,944	$285,000
Materials	1,243,224	1,243,224	—	—
Technology	276,672	276,672	—	—
TOTAL COMMON STOCKS	$62,203,941	$60,965,997	$952,944	$285,000
PREFERRED STOCKS
Health Care	3,217,122	—	—	3,217,122

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUSTS
Real Estate	$3,861,640	$3,861,640	$—	$—
RIGHTS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	6,112,809	6,112,809	—	—
TOTAL INVESTMENTS IN SECURITIES	$75,395,512	$70,940,446	$952,944	$3,502,122

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$3,518,263	$2,921,606	$—	$596,657
Consumer Discretionary	2,471,225	2,471,225	—	—
Energy	97,202	97,202	—	—
Financials	1,230,679	1,230,679	—	—
Health Care	497,096	497,096	—	—
Industrials	1,194,800	1,194,800	—	—
Materials	77,536	77,536	—	—
Technology	14,080,871	13,575,504	505,367	—
Utilities	622,105	622,105	—	—
TOTAL COMMON STOCKS	$23,789,777	$22,687,753	$505,367	$596,657
PREFERRED STOCKS
Industrials	158,432	—	—	158,432
Technology	1,296,023	—	—	1,296,023
TOTAL PREFERRED STOCKS	$1,454,455	$—	$—	$1,454,455
SPECIAL PURPOSE VEHICLES
Communications	476,961	—	—	476,961
Technology	373,646	—	—	373,646
TOTAL SPECIAL PURPOSE VEHICLES	$850,607	$—	$—	$850,607
TOTAL INVESTMENTS IN SECURITIES	$26,094,839	$22,687,753	$505,367	$2,901,719

[1]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Small Cap Focus Fund's and Alger Health
Sciences Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of
July 31, 2026.

[2]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of July 31, 2026.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	9,892,939
Purchases and Sales/Distributions
Purchases	7,771,760
Sales/Distributions	—
Closing balance at July 31, 2026	17,664,699
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$9,892,939

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2025	$38,343,532
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	26,729,096
Purchases and Sales/Distributions
Purchases	50,310,132
Sales/Distributions	—
Closing balance at July 31, 2026	115,382,760
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$26,729,096

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	13,968,662
Purchases and Sales/Distributions
Purchases	67,369,482
Sales/Distributions	—
Closing balance at July 31, 2026	81,338,144
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$13,968,662

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	250,037
Purchases and Sales/Distributions
Purchases	196,425
Sales/Distributions	—
Closing balance at July 31, 2026	446,462
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$250,037

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity Fund	Preferred Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(149)
Purchases and Sales/Distributions
Purchases	406,822
Sales/Distributions	—
Closing balance at July 31, 2026	406,673
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$(149)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,901)
Purchases and Sales/Distributions
Purchases	148,317
Sales/Distributions	—
Closing balance at July 31, 2026	146,416
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$(1,901)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	781,777
Purchases and Sales/Distributions
Purchases	614,153
Sales/Distributions	—
Closing balance at July 31, 2026	1,395,930
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$781,777

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,118,514
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	668,590
Purchases and Sales/Distributions
Purchases	194,615
Sales/Distributions	—
Closing balance at July 31, 2026	1,981,719
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$668,590

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,037)
Purchases and Sales/Distributions
Purchases	393,148
Sales/Distributions	—
Closing balance at July 31, 2026	388,111
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$(5,037)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2025	$13,835,282
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	10,213,460
Purchases and Sales/Distributions
Purchases	2,797,005
Sales/Distributions	—
Closing balance at July 31, 2026	26,845,747
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$10,213,460

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(160,682)
Purchases and Sales/Distributions
Purchases	5,104,744
Sales/Distributions	—
Closing balance at July 31, 2026	4,944,062
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$(160,682)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,015,734
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,109,396
Purchases and Sales/Distributions
Purchases	1,238,709
Sales/Distributions	—
Closing balance at July 31, 2026	3,363,839
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$1,109,396

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$ —

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,003,001
Purchases and Sales/Distributions
Purchases	4,054,375
Sales/Distributions	—
Closing balance at July 31, 2026	5,057,376
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$1,003,001

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2025	$131,292
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	76,587
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	207,879
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$76,587

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,485,806
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,227,208
Purchases and Sales/Distributions
Purchases	93,823
Sales/Distributions	—
Closing balance at July 31, 2026	2,806,837
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$1,227,208

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2025	$117,674*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,042)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	115,632*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$(2,042)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,526,886
Purchases and Sales/Distributions
Purchases	1,057,280
Sales/Distributions	—
Closing balance at July 31, 2026	2,584,166
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$1,526,886

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2025	$30,454,418
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	4,808,593
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	35,263,011
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$4,808,593

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2025	$107,503
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	62,711
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	170,214
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$62,711

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2025	$180,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	105,000
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	285,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$105,000

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2025	$2,778,424
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	438,698
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	3,217,122
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$438,698

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	334,152
Purchases and Sales/Distributions
Purchases	262,505
Sales/Distributions	—
Closing balance at July 31, 2026	596,657
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$334,152

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2025	$730,078
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	565,707
Purchases and Sales/Distributions
Purchases	158,670
Sales/Distributions	—
Closing balance at July 31, 2026	1,454,455
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$565,707

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	276,968
Purchases and Sales/Distributions
Purchases	573,639
Sales/Distributions	—
Closing balance at July 31, 2026	850,607
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$276,968

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements at July 31, 2026.

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$17,664,699	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	61,416,580	Market Approach	Revenue Multiple	21.35x-26.75x	26.26x
	53,966,180	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.45%	0% 5 years 83.11% 4.45%
Special Purpose Vehicles	10,208,400	Market Approach	Transaction Price (b)	0%	N/A (a)
	24,258,760	Market Approach	Revenue Multiple	32.5x	N/A (a)
	46,870,984	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Concentrated Equity Fund
Common Stocks	446,462	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	$406,673	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Special Purpose Vehicles	146,416	Market Approach	Revenue Multiple	32.5x	N/A (a)
Alger 35 Fund
Common Stocks	1,395,930	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	194,616	Market Approach	Revenue Multiple	21.35x	N/A (a)
	1,787,104	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1-5 years 80.00%-90.00% 4.08%-4.45%	0% 3.46 years 86.16% 4.31%
Special Purpose Vehicles	388,111	Market Approach	Revenue Multiple	32.5x	N/A (a)
Alger Mid Cap Focus Fund
Preferred Stocks	18,218,136	Market Approach	Revenue Multiple	26.75x	26.75x
	8,627,611	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	0% 5 years 90.00% 4.45%
Special Purpose Vehicles	1,717,000	Market Approach	Transaction Price (b)	0%	N/A (a)
	3,227,062	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Mid Cap Growth Fund
Preferred Stocks	3,363,839	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.45%	0% 5 years 86.32% 4.45%
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	753,500	Market Approach	Transaction Price (b)	0%	N/A (a)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
	1,375,777	Market Approach	Revenue Multiple	32.5x	N/A (a)
	2,928,099	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Growth Fund
Common Stocks	207,879	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	2,806,837	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1-5 years 80.00%-90.00% 4.08%-4.45%	0% 4.30 years 88.24% 4.39%
Rights	115,632 *	Income Approach	Discount Rate Probability of Success	0.00%-5.22% 0.00%-44.00%	5.22% 39.41%
Special Purpose Vehicles	2,584,166	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Focus Fund
Preferred Stocks	35,263,011	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Alger Weatherbie Specialized Growth Fund
Common Stocks	170,214	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Health Sciences Fund
Common Stocks	285,000	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	3,217,122	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger AI Enablers & Adopters Fund
Common Stocks	596,657	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	763,532	Market Approach	Revenue Multiple	26.75x	26.75x
	690,923	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.45%	0% 5 years 87.71% 4.45%
Special Purpose Vehicles	373,646	Market Approach	Revenue Multiple	32.5x	N/A (a)
	476,961	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)

*	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2026.
(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of July 2, 2026.

The significant unobservable inputs used in the fair value measurement of each Fund's securities include revenue, bookings, and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the nine months ended July 31, 2026, Alger Management updated the valuation methodology used to value Impulse Dynamics PLC, Series A, Impulse Dynamics PLC, Series F-3, and SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Affiliated Securities:

During the period ended July 31, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Capital Appreciation Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(314,866)	$24,258,760
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	—	—	1,612,826	—
Total	—	—	—	—	$—	$—	$1,297,960	$24,258,760

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Concentrated Equity Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(1,901)	$146,416
Total	—	—	—	—	$—	$—	$(1,901)	$146,416

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger 35 Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(5,037)	$388,111
Total	—	—	—	—	$—	$—	$(5,037)	$388,111

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Mid Cap Growth Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(17,857)	$1,375,777
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	—	—	697,439	—
Crosslink Ventures C, LLC, Cl. B [2]	—	—	—	—	—	—	274,295	—
Total	—	—	—	—	$—	$—	$953,877	$1,375,777

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Small Cap Growth Fund
Special Purpose Vehicles
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	$—	$—	$1,046,158	$—
Crosslink Ventures C, LLC, Cl. B [2]	—	—	—	—	—	—	274,295	—
Total	—	—	—	—	$—	$—	$1,320,453	$—

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-3	534,288,037	—	—	534,288,037	$—	$—	$4,808,593	$35,263,011
Total	534,288,037	—	—	534,288,037	$—	$—	$4,808,593	$35,263,011

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger AI Enablers & Adopters Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(4,850)	$373,646
Total	—	—	—	—	$—	$—	$(4,850)	$373,646
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.
2 Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund. Prior to the distribution of shares, the Alger Fund Complex and other entities managed by Alger Management fully owned Crosslink Ventures C, LLC, Class A and Crosslink Ventures C, LLC, Class B.